Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments December 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Australia - 8.5%
868,417	AGL Energy Ltd.	$12,532,618
526,537	Amcor plc	5,762,913
209,883	Ansell Ltd.	4,283,007
515,542	Aurizon Holdings Ltd.	1,895,354
386,608	AusNet Services	462,002
320,296	Australia & New Zealand Banking Group Ltd.	5,545,497
980,157	Bendigo & Adelaide Bank Ltd.	6,738,435
421,545	BHP Group Ltd.	11,532,974
927,480	Caltex Australia Ltd.	22,134,456
452,992	CIMIC Group Ltd.	10,552,796
995,767	Coca-Cola Amatil Ltd.	7,741,719
48,557	Cochlear Ltd.	7,670,743
195,035	Coles Group Ltd.	2,034,562
125,823	Commonwealth Bank of Australia	7,066,939
41,752	CSL Ltd.	8,093,439
848,758	Dexus REIT	6,980,624
1,430,446	GPT Group REIT	5,630,980
406,596	Insurance Australia Group Ltd.	2,189,356
37,001	Macquarie Group Ltd.	3,585,459
2,932,758	Mirvac Group REIT	6,555,833
176,148	National Australia Bank Ltd.	3,049,767
1,195,572	Orora Ltd.	2,672,559
2,134,042	Qantas Airways Ltd.	10,665,890
66,627	Ramsay Health Care Ltd.	3,396,976
3,421,666	Scentre Group REIT	9,212,148
381,763	Sonic Healthcare Ltd.	7,715,360
869,250	South32 Ltd.	1,649,806
801,522	Stockland REIT	2,603,047
117,044	Suncorp Group Ltd.	1,066,298
3,439,278	Telstra Corp. Ltd.	8,558,449
3,017,108	Vicinity Centres REIT	5,280,982
5,514,567	Viva Energy Group Ltd.(1)	7,442,814
48,496	Washington H Soul Pattinson & Co., Ltd.	732,941
747,672	Wesfarmers Ltd.	21,758,852
150,328	Westpac Banking Corp.	2,560,459
600,455	Whitehaven Coal Ltd.	1,114,317
477,116	Woolworths Group Ltd.	12,127,658

		240,598,029

	Austria - 0.3%
76,406	BAWAG Group AG*(1)	3,482,087
17,535	Lenzing AG	1,629,755
19,690	Oesterreichische Post AG	751,469
20,322	OMV AG	1,142,397
158,805	UNIQA Insurance Group AG	1,621,261

		8,626,969

	Belgium - 1.8%
15,068	Ackermans & van Haaren N.V.	2,362,861
185,143	Ageas	10,948,112
204,992	Colruyt S.A.	10,695,207
23,624	Elia System Operator S.A.	2,097,568
466,130	Proximus SADP	13,352,847
13,327	Sofina S.A.	2,881,209
101,836	Telenet Group Holding N.V.	4,579,293
59,803	UCB S.A.	4,759,435

		51,676,532

	Canada - 11.1%
150,171	Air Canada*	5,617,733
298,093	Alimentation Couche-Tard, Inc. Class B	9,473,231
72,248	Atco Ltd. Class I	2,772,919
236,345	Bank of Montreal	18,342,596
121,417	Bank of Nova Scotia	6,867,890

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

226,246	BCE, Inc.(2)	$10,496,209
184,596	Canadian Apartment Properties REIT	7,546,122
19,123	Canadian Imperial Bank of Commerce	1,593,546
49,679	Canadian Tire Corp. Ltd. Class A	5,353,877
60,972	Canadian Utilities Ltd. Class A	1,841,738
243,455	Capital Power Corp.	6,456,462
194,573	CGI, Inc.*	16,305,570
3,454	Constellation Software, Inc.	3,359,203
77,711	Emera, Inc.	3,343,356
418,421	Empire Co., Ltd. Class A	9,828,497
4,058	Fairfax Financial Holdings Ltd.	1,908,097
39,550	Fortis, Inc.	1,643,304
140,804	George Weston Ltd.	11,186,141
575,969	Great-West Lifeco, Inc.	14,772,878
188,679	Husky Energy, Inc.	1,516,125
632,386	Hydro One Ltd.(1)	12,230,762
140,690	iA Financial Corp., Inc.	7,738,899
104,749	Imperial Oil Ltd.	2,774,728
57,662	Intact Financial Corp.	6,243,993
176,079	Loblaw Cos., Ltd.	9,097,585
21,696	Magna International, Inc.	1,191,251
401,246	Manulife Financial Corp.	8,156,425
160,869	Metro, Inc.	6,648,136
32,275	National Bank of Canada	1,794,010
16,252	Onex Corp.	1,029,826
32,901	Open Text Corp.	1,451,780
245,317	Parkland Fuel Corp.	9,025,698
353,105	Power Corp. of Canada	9,108,434
573,191	Power Financial Corp.	15,444,221
11,769	Quebecor, Inc. Class B	300,771
239,955	RioCan Real Estate Investment Trust REIT	4,951,761
195,415	Rogers Communications, Inc. Class B	9,716,876
195,623	Royal Bank of Canada	15,500,492
112,005	Saputo, Inc.	3,472,220
141,720	Shaw Communications, Inc. Class B	2,879,755
348,103	Sun Life Financial, Inc.	15,894,489
139,430	Suncor Energy, Inc.	4,576,164
34,891	TC Energy Corp.(2)	1,860,853
255,603	TELUS Corp.	9,910,714
34,660	Thomson Reuters Corp.	2,481,656
44,148	Toromont Industries Ltd.	2,403,245
104,766	Toronto-Dominion Bank	5,884,024

		311,994,262

	China - 0.3%
824,000	Kerry Logistics Network Ltd.	1,414,964
7,465,900	Yangzijiang Shipbuilding Holdings Ltd.	6,218,576

		7,633,540

	Denmark - 2.0%
1,103	Carlsberg A/S Class B	164,663
42,169	Coloplast A/S Class B	5,234,860
16,043	GN Store Nord A/S	755,036
232,711	H. Lundbeck A/S	8,893,147
157,640	ISS A/S	3,785,302
308,159	Novo Nordisk A/S Class B	17,898,404
65,045	Orsted A/S(1)	6,732,162
18,005	Pandora A/S	783,814
15,033	Rockwool International A/S Class B	3,563,478
92,200	Topdanmark A/S	4,548,367
111,140	Tryg A/S	3,297,303

		55,656,536

	Finland - 0.7%
43,767	Elisa Oyj	2,419,575
28,418	Kesko Oyj Class B	2,012,201
37,675	Kone Oyj Class B	2,464,671

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

39,381	Neste Oyj	$1,371,244
57,178	Orion Oyj Class B	2,648,803
112,212	Sampo Oyj Class A	4,901,022
85,952	Tieto Oyj	2,674,455
41,828	Valmet Oyj	1,002,893

		19,494,864

	France - 5.9%
42,497	Air Liquide S.A.	6,020,101
147,391	Alstom S.A.	6,986,798
7,841	Arkema S.A.	833,504
113,661	AXA S.A.	3,203,645
49,275	BioMerieux	4,388,941
513,676	Bouygues S.A.	21,841,648
64,647	Cie de Saint-Gobain	2,648,667
110,082	Cie Generale des Etablissements Michelin SCA	13,481,158
315,905	CNP Assurances	6,287,115
21,180	Covivio REIT	2,405,983
5,600	Eiffage S.A.	641,172
27,120	Eurazeo SE	1,856,973
46,364	Ipsen S.A.	4,111,442
24,361	Klepierre S.A. REIT	925,635
154,134	Korian S.A.	7,252,803
7,782	L’Oreal S.A.	2,306,117
48,439	Nexity S.A.	2,434,812
476,011	Orange S.A.(2)	7,010,306
108,767	Peugeot S.A.	2,600,536
63,368	Rubis SCA	3,894,397
131,307	Sanofi	13,209,275
15,806	Sartorius Stedim Biotech	2,620,527
3,950	Schneider Electric SE	405,699
310,016	SCOR SE	13,021,891
40,657	Sodexo S.A.	4,821,598
732,606	Suez	11,089,388
42,301	Thales S.A.	4,393,113
272,509	Total S.A.	15,049,848
64,591	Veolia Environnement S.A.	1,719,055

		167,462,147

	Germany - 6.1%
103,078	1&1 Drillisch AG	2,647,330
50,019	Allianz SE	12,262,352
327,896	Alstria Office AG REIT	6,165,057
1,354,397	Aroundtown S.A.	12,138,155
15,999	BASF SE	1,209,530
13,895	Bayerische Motoren Werke AG	1,140,774
16,344	Carl Zeiss Meditec AG	2,085,955
144,292	Covestro AG(1)	6,713,561
741,609	Deutsche Telekom AG	12,128,880
76,062	DWS Group GmbH & Co. KgaA(1)	2,706,532
152,379	Evonik Industries AG	4,654,144
64,783	Hannover Rueck SE	12,529,464
39,032	HeidelbergCement AG	2,846,118
24,397	Hochtief AG	3,113,745
76,525	Knorr-Bremse AG	7,795,359
27,476	LEG Immobilien AG	3,255,352
173,212	Merck KgaA	20,483,241
740,183	Metro AG	11,922,770
55,748	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,457,778
17,510	Rheinmetall AG	2,012,668
364,775	Siemens Healthineers AG(1)	17,533,067
93,492	Talanx AG*	4,636,458
1,069,992	Telefonica Deutschland Holding AG	3,103,553
70,428	Vonovia SE	3,794,659

		173,336,502

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

	Hong Kong - 4.0%
3,227,688	Champion REIT	$2,133,344
1,479,320	Chow Tai Fook Jewellery Group Ltd.	1,414,427
378,000	CK Hutchison Holdings Ltd.	3,604,482
750,480	CLP Holdings Ltd.	7,888,333
405,633	Dairy Farm International Holdings Ltd.	2,316,164
241,910	Hang Seng Bank Ltd.	4,998,525
1,065,000	Henderson Land Development Co., Ltd.	5,228,092
4,009,109	HK Electric Investments & HK Electric Investments Ltd.	3,951,585
38,800	Hong Kong & China Gas Co., Ltd.	75,789
1,279,884	Hongkong Land Holdings Ltd.	7,359,333
702,000	Hysan Development Co., Ltd.	2,752,394
81,526	Jardine Matheson Holdings Ltd.	4,532,846
25,485	Jardine Strategic Holdings Ltd.	781,115
919,688	Link REIT	9,737,706
4,079,000	New World Development Co., Ltd.	5,590,970
1,182,000	NWS Holdings Ltd.	1,656,542
8,092,575	PCCW Ltd.	4,787,953
167,000	Power Assets Holdings Ltd.	1,221,669
2,288,000	Sino Land Co., Ltd.	3,324,028
2,046,000	SITC International Holdings Co., Ltd.	2,494,546
173,000	Sun Hung Kai Properties Ltd.	2,648,797
822,500	Swire Pacific Ltd. Class A	7,642,522
717,000	Swire Properties Ltd.	2,378,712
376,435	VTech Holdings Ltd.	3,720,000
8,863,792	WH Group Ltd.(1)	9,157,515
644,000	Wharf Real Estate Investment Co., Ltd.	3,930,055
2,021,111	Yue Yuen Industrial Holdings Ltd.	5,965,958

		111,293,402

	Ireland - 0.7%
26,468	CRH plc*	1,059,767
254,199	Glanbia plc	2,927,570
79,776	ICON plc*	13,739,821
19,685	Kerry Group plc Class A	2,454,910

		20,182,068

	Israel - 1.7%
135,405	Bank Hapoalim BM	1,123,148
1,328,224	Bank Leumi Le-Israel BM	9,667,502
985,270	Israel Chemicals Ltd.	4,635,390
3,248,331	Israel Discount Bank Ltd. Class A	15,056,682
429,397	Mizrahi Tefahot Bank Ltd.	11,437,326
72,935	Strauss Group Ltd.	2,236,195
57,239	Taro Pharmaceutical Industries Ltd.*	5,033,025

		49,189,268

	Italy - 2.8%
2,003,728	A2A S.p.A.	3,760,635
31,936	ACEA S.p.A.	661,040
356,676	Assicurazioni Generali S.p.A.	7,364,781
19,600	DiaSorin S.p.A.	2,538,914
857,999	Enel S.p.A.	6,811,068
871,035	Eni S.p.A.	13,537,737
1,333,014	Italgas S.p.A.	8,145,898
370,213	Pirelli & C. S.p.A.(1)	2,135,999
790,503	Poste Italiane S.p.A.(1)	8,979,873
147,745	Recordati S.p.A.	6,230,747
1,325,478	Unipol Gruppo S.p.A.	7,605,881
3,431,887	UnipolSai Assicurazioni S.p.A.	9,977,435

		77,750,008

	Japan - 21.4%
55,105	ABC-Mart, Inc.	3,772,544
64,859	Aeon Co., Ltd.	1,346,119
167,282	Alfresa Holdings Corp.	3,429,531
184,041	ANA Holdings, Inc.	6,167,723

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

209,088	Aozora Bank Ltd.	$5,562,212
82,694	Asahi Kasei Corp.	938,987
564,665	Astellas Pharma, Inc.	9,716,343
183,300	Azbil Corp.	5,203,409
167,559	Bandai Namco Holdings, Inc.	10,223,913
235,097	Bic Camera, Inc.	2,695,476
376,493	Bridgestone Corp.	14,100,083
358,800	Brother Industries Ltd.	7,497,905
157,997	Canon Marketing Japan, Inc.	3,692,775
364,603	Canon, Inc.	10,019,663
171,337	Dai-ichi Life Holdings, Inc.	2,863,894
39,500	Daiichikosho Co., Ltd.	2,082,678
1,391,217	Daiwa Securities Group, Inc.	7,079,301
318,520	FUJIFILM Holdings Corp.	15,328,821
115,348	Fujitsu Ltd.	10,900,611
365,900	Hakuhodo DY Holdings, Inc.	5,952,714
440,600	Haseko Corp.	5,963,861
157,200	Heiwa Corp.	3,306,733
14,393	Hikari Tsushin, Inc.	3,632,850
102,700	Hitachi High-Technologies Corp.	7,314,451
205,773	Hitachi Ltd.	8,759,198
346,200	Hitachi Metals Ltd.	5,138,446
63,734	Hitachi Transport System Ltd.	1,803,377
318,100	Honda Motor Co., Ltd.	9,071,009
77,021	Hoya Corp.	7,406,206
355,200	Iida Group Holdings Co., Ltd.	6,272,177
515,571	ITOCHU Corp.	12,024,060
465,093	Japan Airlines Co., Ltd.	14,538,035
514,681	Japan Post Holdings Co., Ltd.	4,859,100
1,413,938	JXTG Holdings, Inc.	6,478,028
684,648	K’s Holdings Corp.	9,015,241
199,100	Kajima Corp.	2,671,155
81,149	Kaken Pharmaceutical Co., Ltd.	4,510,145
31,976	Kaneka Corp.	1,035,708
33,600	Kansai Electric Power Co., Inc.	390,956
307,551	KDDI Corp.	9,206,012
2,158,288	Konica Minolta, Inc.	14,160,196
309,600	Kyushu Railway Co.	10,398,344
128,022	Lawson, Inc.	7,291,982
128,200	Marubeni Corp.	956,236
670,400	Mazda Motor Corp.	5,786,383
1,336,300	Mebuki Financial Group, Inc.	3,442,963
304,950	Medipal Holdings Corp.	6,771,054
11,216	MEIJI Holdings Co., Ltd.	761,666
193,500	Mitsubishi Chemical Holdings Corp.	1,455,590
153,600	Mitsubishi Corp.	4,098,827
159,700	Mitsubishi Electric Corp.	2,202,074
235,800	Mitsubishi Heavy Industries Ltd.	9,217,193
61,227	Mitsubishi Tanabe Pharma Corp.	1,131,298
51,100	Mitsui & Co., Ltd.	915,027
158,417	NEC Corp.	6,588,864
48,969	NH Foods Ltd.	2,032,208
212,975	Nihon Kohden Corp.	5,938,019
259,100	Nikon Corp.	3,204,328
131,481	Nippo Corp.	2,847,999
273,768	Nippon Kayaku Co., Ltd.	3,413,440
445,506	Nippon Telegraph & Telephone Corp.	11,302,140
386,270	Nissan Motor Co., Ltd.	2,260,928
187,460	NTT Data Corp.	2,530,516
335,924	NTT DOCOMO, Inc.	9,390,726
326,200	Obayashi Corp.	3,652,960
386,300	ORIX Corp.	6,437,445
296,151	Osaka Gas Co., Ltd.	5,698,199
48,204	Otsuka Holdings Co., Ltd.	2,165,909
633,500	Panasonic Corp.	6,001,272
30,866	Resona Holdings, Inc.	136,046

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

215,469	Ricoh Co., Ltd.	$2,363,368
74,828	Rohto Pharmaceutical Co., Ltd.	2,285,981
205,300	Sankyo Co., Ltd.	6,848,056
140,768	Sawai Pharmaceutical Co., Ltd.	8,963,557
56,200	Secom Co., Ltd.	5,056,061
624,800	Seiko Epson Corp.	9,515,013
150,165	Sekisui Chemical Co., Ltd.	2,630,910
585,048	Sekisui House Ltd.	12,562,314
165,789	Seven & i Holdings Co., Ltd.	6,106,771
234,600	SG Holdings Co., Ltd.	5,310,476
55,040	Shimamura Co., Ltd.	4,213,782
20,700	Shionogi & Co., Ltd.	1,288,952
139,200	Ship Healthcare Holdings, Inc.	6,468,461
594,158	Skylark Holdings Co., Ltd.	11,672,669
225,800	Softbank Corp.	3,032,483
944,500	Sojitz Corp.	3,059,250
49,700	Sompo Holdings, Inc.	1,966,506
426,100	Sony Financial Holdings, Inc.	10,304,033
411,293	Subaru Corp.	10,269,552
21,317	Sugi Holdings Co., Ltd.	1,129,845
202,901	Sumitomo Dainippon Pharma Co., Ltd.	3,976,804
551,000	Sumitomo Electric Industries Ltd.	8,375,910
376,229	Sumitomo Forestry Co., Ltd.	5,591,073
42,800	Sumitomo Heavy Industries Ltd.	1,232,703
24,300	Sumitomo Mitsui Trust Holdings, Inc.	969,764
99,300	Sumitomo Rubber Industries Ltd.	1,221,662
19,007	Suntory Beverage & Food Ltd.	794,910
199,282	Suzuken Co., Ltd.	8,187,662
16,800	Suzuki Motor Corp.	706,010
52,600	Taisei Corp.	2,199,834
18,600	Taisho Pharmaceutical Holdings Co., Ltd.	1,388,047
252,800	Taiyo Nippon Sanso Corp.	5,648,018
168,000	Teijin Ltd.	3,161,353
3,200	Terumo Corp.	114,396
13,911	Toho Gas Co., Ltd.	570,905
229,000	Tokio Marine Holdings, Inc.	12,893,959
212,100	Tokyo Electric Power Co. Holdings, Inc.*	911,440
329,696	Tokyo Gas Co., Ltd.	8,044,067
43,519	Toyo Suisan Kaisha Ltd.	1,854,088
268,200	Toyota Boshoku Corp.	4,355,859
38,400	Toyota Motor Corp.	2,725,720
46,800	TS Tech Co., Ltd.	1,474,948
138,547	Tsumura & Co.	4,092,348
135,389	TV Asahi Holdings Corp.	2,525,268
52,349	West Japan Railway Co.	4,547,752
503,457	Yamada Denki Co., Ltd.	2,677,692
72,880	Yamazaki Baking Co., Ltd.	1,307,045
69,253	Zensho Holdings Co., Ltd.	1,573,367

		602,331,926

	Luxembourg - 0.2%
200,833	Grand City Properties S.A.	4,819,799
777,951	L’Occitane International S.A.	1,843,088

		6,662,887

	Netherlands - 3.5%
440,256	Aegon N.V.	2,009,859
358,531	ASR Nederland N.V.	13,425,761
116,245	GrandVision N.V.(1)	3,577,897
621,104	Koninklijke Ahold Delhaize N.V.	15,543,827
78,754	Koninklijke DSM N.V.	10,263,394
355,944	NN Group N.V.	13,512,678
290,393	Randstad N.V.	17,745,589
586,864	Royal Dutch Shell plc Class A	17,375,974
73,274	Wolters Kluwer N.V.	5,347,897

		98,802,876

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

	New Zealand - 0.6%
400,553	Contact Energy Ltd.	$1,926,762
73,937	EBOS Group Ltd.	1,209,629
569,671	Fisher & Paykel Healthcare Corp. Ltd.	8,532,094
40,226	Mainfreight Ltd.	1,153,385
168,000	Meridian Energy Ltd.	566,706
1,006,214	Spark New Zealand Ltd.*(2)	2,900,005

		16,288,581

	Norway - 1.4%
292,784	Austevoll Seafood ASA	3,000,375
567,908	Equinor ASA	11,342,261
280,572	Leroy Seafood Group ASA	1,861,476
200,059	Marine Harvest ASA*	5,195,392
779,658	Orkla ASA	7,893,025
18,983	Salmar ASA	970,612
129,387	SpareBank 1 SR-Bank ASA	1,472,432
404,295	Telenor ASA	7,244,119

		38,979,692

	Portugal - 0.5%
746,441	Galp Energia SGPS S.A.	12,484,406
519,433	NOS SGPS S.A.	2,798,704

		15,283,110

	Russia - 1.1%
3,096,121	Evraz plc	16,570,418
283,333	Polymetal International plc	4,485,380
459,091	VEON Ltd.	1,161,500
242,992	X5 Retail Group N.V. GDR	8,383,224

		30,600,522

	Singapore - 2.0%
5,427,698	ComfortDelGro Corp. Ltd.	9,606,902
354,804	DBS Group Holdings Ltd.	6,828,786
170,700	Jardine Cycle & Carriage Ltd.	3,821,121
1,300,500	Mapletree Commercial Trust REIT	2,311,527
3,484,500	NetLink NBN Trust UNIT	2,448,855
1,138,280	Oversea-Chinese Banking Corp. Ltd.	9,294,846
898,211	SATS Ltd.	3,380,023
1,069,088	Singapore Airlines Ltd.	7,187,413
919,200	Singapore Technologies Engineering Ltd.	2,693,376
1,070,500	Singapore Telecommunications Ltd.	2,680,077
591,000	Venture Corp. Ltd.	7,120,217

		57,373,143

	Spain - 2.2%
91,726	Acciona S.A.	9,657,872
157,767	ACS Actividades de Construccion y Servicios S.A.	6,313,379
87,819	Ebro Foods S.A.	1,901,546
179,330	Enagas S.A.	4,577,513
460,339	Endesa S.A.	12,293,014
735,366	Gestamp Automocion S.A.(1)(2)	3,537,870
138,118	Iberdrola S.A.	1,423,243
37,870	Inmobiliaria Colonial Socimi S.A.	482,903
1,214,486	Mapfre S.A.(2)	3,217,293
350,145	Merlin Properties Socimi S.A. REIT	5,026,951
1,217,327	Prosegur Cash S.A.(1)	1,855,638
112,705	Red Electrica Corp. S.A.	2,267,715
192,435	Repsol S.A.	3,008,994
616,744	Telefonica S.A.	4,310,920
39,475	Viscofan S.A.	2,087,032

		61,961,883

	Sweden - 2.6%
56,936	Atrium Ljungberg AB Class B	1,374,583
313,784	Axfood AB	6,985,604
201,483	BillerudKorsnas AB(2)	2,381,580

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

277,834	Castellum AB	$6,529,554
63,650	Electrolux AB Class B	1,563,194
78,148	Essity AB Class B	2,519,489
175,611	Fastighets AB Balder Class B*	8,126,726
202,229	Hennes & Mauritz AB Class B	4,114,985
177,925	ICA Gruppen AB	8,309,838
102,910	Loomis AB Class B	4,263,250
531,921	Securitas AB Class B	9,174,040
107,123	Skandinaviska Enskilda Banken AB Class A	1,007,942
80,462	Skanska AB Class B	1,819,647
141,719	Svenska Handelsbanken AB Class A	1,527,547
649,159	Swedbank AB Class A	9,670,413
504,805	Telia Co., AB	2,170,526
21,026	Volvo AB Class B	352,415
54,022	Wihlborgs Fastigheter AB	995,486

		72,886,819

	Switzerland - 6.2%
166,962	Adecco Group AG	10,555,495
109,599	Baloise Holding AG	19,806,707
4,348	Banque Cantonale Vaudoise	3,547,189
12,330	Bucher Industries AG	4,326,673
22	Chocoladefabriken Lindt & Spruengli AG	1,942,479
27,554	Coca-Cola HBC AG	936,281
907	Givaudan S.A.	2,838,970
64,186	Helvetia Holding AG	9,067,635
63,896	Julius Baer Group Ltd.*	3,294,601
68,280	Kuehne + Nagel International AG	11,507,509
65,404	Nestle S.A.	7,077,019
96,923	Novartis AG	9,198,352
43,452	PSP Swiss Property AG	5,994,927
57,112	Roche Holding AG	18,519,304
1,490	SGS S.A.	4,079,093
20,270	Sika AG	3,806,578
19,451	Sonova Holding AG	4,449,214
40,533	Swiss Life Holding AG	20,334,519
94,001	Swiss Re AG	10,551,876
4,227	Swisscom AG	2,237,580
53,411	Zurich Insurance Group AG	21,902,729

		175,974,730

	United Kingdom - 12.0%
227,248	3i Group plc	3,305,496
231,929	Anglo American plc	6,676,501
61,257	Ashtead Group plc	1,958,967
107,871	AstraZeneca plc	10,870,569
95,400	Auto Trader Group plc(1)	751,463
2,550,876	Avast plc(1)	15,301,356
460,511	Barratt Developments plc	4,554,725
220,227	Bellway plc	11,106,766
28,641	Berkeley Group Holdings plc	1,843,611
2,101,404	BP plc	13,128,573
449,600	Britvic plc	5,387,274
4,598,244	BT Group plc	11,722,535
43,426	Burberry Group plc	1,268,506
7,106,476	Centrica plc	8,406,978
95,226	Close Brothers Group plc	2,015,888
39,052	Coca-Cola European Partners plc	1,957,271
414,515	Compass Group plc	10,378,539
78,344	Diageo plc	3,321,680
3,230,885	Direct Line Insurance Group plc	13,375,366
266,673	Electrocomponents plc	2,393,793
113,219	Ferguson plc	10,274,106
120,598	Fiat Chrysler Automobiles N.V.(2)	1,771,585
446,907	GlaxoSmithKline plc	10,532,398
37,490	Hiscox Ltd.	707,228
828,608	Howden Joinery Group plc	7,383,124

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

644,555	HSBC Holdings plc	$5,054,084
2,233,991	Kingfisher plc	6,422,074
5,351,168	Legal & General Group plc	21,479,560
404,544	Marks & Spencer Group plc	1,144,189
236,746	Mondi plc	5,559,082
545,879	National Grid plc	6,828,739
956,552	Pearson plc	8,072,019
144,242	Pennon Group plc	1,958,618
63,006	Persimmon plc	2,249,442
648,395	Redrow plc	6,399,265
428,160	RELX plc	10,808,096
829,007	Rentokil Initial plc	4,974,971
378,615	Rio Tinto plc	22,585,719
3,189,727	Royal Mail plc	9,562,517
692,788	RSA Insurance Group plc	5,190,915
438,066	Sage Group plc	4,346,659
777,209	Smith & Nephew plc	18,867,570
168,619	Spectris plc	6,491,369
53,435	SSP Group plc	460,122
668,373	Tate & Lyle plc	6,731,021
793,996	Taylor Wimpey plc	2,034,272
33,344	Travis Perkins plc	707,643
1,433,200	Tritax Big Box plc REIT	2,825,165
185,916	Unilever plc	10,714,949
186,084	WH Smith plc	6,409,388

		338,271,746

	United States - 0.1%
24,874	Waste Connections, Inc.	2,262,493

	Total Common Stocks (cost $2,592,227,738)	$2,812,574,535

Rights - 0.0%
	Spain - 0.0%
189,337	Repsol S.A.*	89,900

	Total Rights (cost $89,410)	$89,900

	Total Long-Term Investments (cost $2,592,317,148)	$2,812,664,435

Short-Term Investments - 0.3%
	Securities Lending Collateral - 0.3%
339,325	Citibank NA DDCA, 1.54%, 1/2/2020(3)	339,325
1,645,411	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.52%(3)	1,645,411
1,516,348	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.75%(3)	1,516,348
758,174	JPMorgan Prime Money Market Fund, 1.69%(3)	758,174
2,021,797	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class, 1.72%(3)	2,021,797
505,449	State Street Institutional Liquid Reserves Fund, 1.70%(3)	505,449

		6,786,504

	U.S. Treasury Bill - 0.0%
$ 228,000	1.52%, 03/12/2020(4)(5)	227,334

	Total Short-Term Investments (cost $7,013,822)	$7,013,838

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

Total Investments (cost $2,599,330,970)	100.0%	$2,819,678,273
Other Assets and Liabilities	0.0%	1,234,397

Total Net Assets	100.0%	$2,820,912,670

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2019, the aggregate value of these securities was $102,138,596, representing 3.6% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.
(4)	The rate shown represents current yield to maturity.
(5)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of December 31, 2019, the market value of securities pledged was $227,334.

Futures Contracts Outstanding at December 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	44	03/20/2020	$4,480,300	$22,931

Total futures contracts				$22,931

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$240,598,029	$240,598,029	$—	$—
Austria	8,626,969	8,626,969	—	—
Belgium	51,676,532	51,676,532	—	—
Canada	311,994,262	311,994,262	—	—
China	7,633,540	7,633,540	—	—
Denmark	55,656,536	55,656,536	—	—
Finland	19,494,864	19,494,864	—	—
France	167,462,147	167,462,147	—	—
Germany	173,336,502	173,336,502	—	—
Hong Kong	111,293,402	111,293,402	—	—
Ireland	20,182,068	20,182,068	—	—
Israel	49,189,268	49,189,268	—	—
Italy	77,750,008	77,750,008	—	—
Japan	602,331,926	602,331,926	—	—
Luxembourg	6,662,887	6,662,887	—	—
Netherlands	98,802,876	98,802,876	—	—
New Zealand	16,288,581	16,288,581	—	—
Norway	38,979,692	38,979,692	—	—
Portugal	15,283,110	15,283,110	—	—
Russia	30,600,522	30,600,522	—	—
Singapore	57,373,143	57,373,143	—	—
Spain	61,961,883	61,961,883	—	—
Sweden	72,886,819	72,886,819	—	—
Switzerland	175,974,730	175,974,730	—	—
United Kingdom	338,271,746	338,271,746	—	—
United States	2,262,493	2,262,493	—	—
Rights	89,900	89,900	—	—
Short-Term Investments	7,013,838	6,786,504	227,334	—
Futures Contracts(2)	22,931	22,931	—	—

Total	$2,819,701,204	$2,819,473,870	$227,334	$—

(1) For the period ended December 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Diversified International ETF

Schedule of Investments December 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.2%
	Australia - 8.0%
2,320	AGL Energy Ltd.	$33,481
891	Australia & New Zealand Banking Group Ltd.	15,427
515	Bendigo & Adelaide Bank Ltd.	3,541
1,546	BHP Group Ltd.	42,297
1,414	Caltex Australia Ltd.	33,745
1,249	CIMIC Group Ltd.	29,096
1,097	Coca-Cola Amatil Ltd.	8,529
414	Commonwealth Bank of Australia	23,253
2,465	Dexus REIT	20,273
3,218	GPT Group REIT	12,668
890	JB Hi-Fi Ltd.	23,567
162	Macquarie Group Ltd.	15,698
9,665	Mirvac Group REIT	21,605
218	National Australia Bank Ltd.	3,774
3,014	Qantas Airways Ltd.	15,064
9,371	Scentre Group REIT	25,230
1,928	Stockland REIT	6,261
4,744	Telstra Corp. Ltd.	11,805
1,971	Wesfarmers Ltd.	57,360
173	Westpac Banking Corp.	2,947
1,368	Woolworths Group Ltd.	34,773

		440,394

	Austria - 0.1%
127	OMV AG	7,139

	Belgium - 1.2%
370	Ageas	21,879
309	Colruyt S.A.	16,122
835	Proximus SADP	23,919
61	UCB S.A.	4,855

		66,775

	Brazil - 0.3%
2,400	Petrobras Distribuidora S.A.	17,940

	Canada - 7.2%
368	Air Canada*	13,767
956	Alimentation Couche-Tard, Inc. Class B	30,381
595	Bank of Montreal	46,178
156	Canadian Apartment Properties REIT	6,377
43	Capital Power Corp.	1,140
190	CGI, Inc.*	15,922
1,499	Empire Co., Ltd. Class A	35,211
1,089	Great-West Lifeco, Inc.	27,931
66	iA Financial Corp., Inc.	3,630
350	Loblaw Cos., Ltd.	18,084
1,801	Manulife Financial Corp.	36,610
650	Parkland Fuel Corp.	23,915
961	Power Corp. of Canada	24,789
1,233	Power Financial Corp.	33,222
262	RioCan Real Estate Investment Trust REIT	5,407
606	Royal Bank of Canada	48,017
546	Sun Life Financial, Inc.(1)	24,931
63	Suncor Energy, Inc.	2,068
28	Toronto-Dominion Bank	1,573

		399,153

	Chile - 0.6%
7,784	Cencosud S.A.	10,248
1,016	Cia Cervecerias Unidas S.A.	9,958
56,960	Enel Americas S.A.	12,650

		32,856

Hartford Multifactor Diversified International ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

	China - 8.0%
6,500	Anhui Conch Cement Co., Ltd. Class H	$47,383
81,000	Bank of China Ltd. Class H	34,617
9,000	China CITIC Bank Corp. Ltd. Class H	5,394
9,000	China Everbright Bank Co., Ltd. Class H	4,181
10,000	China Lesso Group Holdings Ltd.	12,821
3,500	China Railway Construction Corp. Ltd. Class H	3,832
110,000	China Telecom Corp. Ltd. Class H	45,317
28,000	Dongfeng Motor Group Co., Ltd. Class H	26,341
80,500	Great Wall Motor Co., Ltd. Class H	59,509
28,000	Guangzhou Automobile Group Co., Ltd. Class H	34,857
2,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,828
20,000	Jiangsu Expressway Co., Ltd. Class H	27,413
14,000	Lenovo Group Ltd.	9,397
48,000	People’s Insurance Co., Group of China Ltd. Class H	19,960
16,000	PICC Property & Casualty Co., Ltd. Class H	19,282
1,500	Ping An Insurance Group Co. of China Ltd. Class H	17,730
4,500	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	8,755
13,600	Sinopharm Group Co., Ltd. Class H	49,657
1,000	TravelSky Technology Ltd. Class H	2,441
2,100	Zhuzhou CRRC Times Electric Co., Ltd. Class H	7,600

		443,315

	Denmark - 1.0%
962	Novo Nordisk A/S Class B	55,875
12	Orsted A/S(2)	1,242

		57,117

	Finland - 0.1%
180	Sampo Oyj Class A	7,862

	France - 4.2%
135	Alstom S.A.	6,399
864	AXA S.A.	24,353
1,383	Bouygues S.A.	58,806
79	Cie de Saint-Gobain	3,237
267	Cie Generale des Etablissements Michelin SCA	32,698
286	Orange S.A.	4,212
273	Peugeot S.A.	6,527
272	Sanofi	27,363
351	SCOR SE	14,743
940	Total S.A.	51,913

		230,251

	Germany - 3.3%
226	Allianz SE	55,405
58	Covestro AG(2)	2,699
844	Deutsche Telekom AG	13,803
19	Hannover Rueck SE	3,675
411	Merck KgaA	48,603
116	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,245
458	Talanx AG*	22,713

		181,143

	Hong Kong - 3.1%
45,000	Champion REIT	29,743
1,500	China Mobile Ltd.	12,609
500	CLP Holdings Ltd.	5,256
300	Hang Seng Bank Ltd.	6,199
3,000	Henderson Land Development Co., Ltd.	14,727
800	Hongkong Land Holdings Ltd.	4,600
1,000	Hopson Development Holdings Ltd.	1,014
2,000	Link REIT	21,176
1,000	Luk Fook Holdings International Ltd.	2,881
13,000	New World Development Co., Ltd.	17,819
500	Sun Hung Kai Properties Ltd.	7,655
2,000	Swire Pacific Ltd. Class A	18,584
400	Swire Properties Ltd.	1,327

Hartford Multifactor Diversified International ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

1,400	VTech Holdings Ltd.	$13,835
2,500	WH Group Ltd.(2)	2,583
3,500	Yue Yuen Industrial Holdings Ltd.	10,331

		170,339

	India - 0.2%
300	Dr. Reddy’s Laboratories Ltd. ADR(1)	12,174

	Indonesia - 1.6%
13,400	Astra International Tbk PT	6,684
15,100	Bank Mandiri Persero Tbk PT	8,348
56,400	Bank Negara Indonesia Persero Tbk PT	31,892
22,300	Indofood Sukses Makmur Tbk PT	12,730
79,600	Telekomunikasi Indonesia Persero Tbk PT	22,764
4,100	United Tractors Tbk PT	6,357

		88,775

	Israel - 2.2%
278	AFI Properties Ltd.*	11,550
380	Airport City Ltd.*	7,131
57	Israel Corp. Ltd.*	11,827
246	Mizrahi Tefahot Bank Ltd.	6,552
53,522	Oil Refineries Ltd.	26,869
95	Paz Oil Co., Ltd.	13,447
2,504	Phoenix Holdings Ltd.	15,137
240	Rami Levy Chain Stores Hashikma Marketing Ltd.	13,800
601	Shufersal Ltd.	3,825
116	Taro Pharmaceutical Industries Ltd.*	10,200

		120,338

	Italy - 2.6%
693	Assicurazioni Generali S.p.A.	14,309
4,849	Enel S.p.A.	38,493
2,356	Eni S.p.A.	36,617
91	Recordati S.p.A.	3,838
930	Unipol Gruppo S.p.A.	5,337
14,719	UnipolSai Assicurazioni S.p.A.	42,792

		141,386

	Japan - 15.4%
300	Alfresa Holdings Corp.	6,150
2,200	Astellas Pharma, Inc.	37,856
1,000	Bridgestone Corp.	37,451
600	Brother Industries Ltd.	12,538
800	Canon, Inc.	21,985
3,500	Citizen Watch Co., Ltd.	19,227
200	Dai-ichi Life Holdings, Inc.	3,343
1,700	Daiwa Securities Group, Inc.	8,650
700	FUJIFILM Holdings Corp.	33,688
300	Fujitsu Ltd.	28,350
1,400	Haseko Corp.	18,950
900	Hitachi Ltd.	38,310
1,000	Honda Motor Co., Ltd.	28,516
200	Hoya Corp.	19,232
1,500	ITOCHU Corp.	34,983
800	Japan Airlines Co., Ltd.	25,007
500	JXTG Holdings, Inc.	2,291
100	Kajima Corp.	1,342
300	Kaken Pharmaceutical Co., Ltd.	16,673
1,300	KDDI Corp.	38,913
5,500	Konica Minolta, Inc.	36,085
700	Mazda Motor Corp.	6,042
600	Medipal Holdings Corp.	13,322
400	Mitsubishi Corp.	10,674
600	Mitsubishi Electric Corp.	8,273
400	Mitsubishi Heavy Industries Ltd.	15,636
600	NEC Corp.	24,955
100	Nihon Kohden Corp.	2,788

Hartford Multifactor Diversified International ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

1,400	Nippon Telegraph & Telephone Corp.	$35,517
800	NTT DOCOMO, Inc.	22,364
400	ORIX Corp.	6,666
1,900	Panasonic Corp.	17,999
300	Sawai Pharmaceutical Co., Ltd.	19,103
1,700	Seiko Epson Corp.	25,889
600	Seven & i Holdings Co., Ltd.	22,101
300	Ship Healthcare Holdings, Inc.	13,941
900	Sony Financial Holdings, Inc.	21,764
1,000	Subaru Corp.	24,969
500	Sumitomo Electric Industries Ltd.	7,601
400	Suzuken Co., Ltd.	16,434
800	Tokio Marine Holdings, Inc.	45,044
1,200	Tokyo Electric Power Co. Holdings, Inc.*	5,157
800	Tokyo Gas Co., Ltd.	19,519

		855,298

	Malaysia - 2.4%
68,500	AirAsia Group Bhd	28,469
35,200	BerMaz Auto Bhd	18,071
100	Carlsberg Brewery Malaysia Bhd Class B	719
13,200	DiGi.Com Bhd	14,392
13,700	Malayan Banking Bhd	28,937
10,000	Petronas Chemicals Group Bhd	17,969
1,400	Petronas Gas Bhd	5,688
12,000	RHB Bank Bhd	16,956
5,280	Supermax Corp. Bhd	1,794

		132,995

	Mexico - 1.0%
5,600	Coca-Cola Femsa S.A.B. de C.V.	34,044
5,500	Megacable Holdings S.A.B. de C.V. UNIT	22,554

		56,598

	Netherlands - 1.8%
737	Koninklijke Ahold Delhaize N.V.	18,444
112	Koninklijke DSM N.V.	14,596
379	NN Group N.V.	14,388
1,767	Royal Dutch Shell plc Class A	52,318

		99,746

	New Zealand - 0.9%
6,573	Air New Zealand Ltd.	12,993
988	Fisher & Paykel Healthcare Corp. Ltd.	14,798
3,437	Spark New Zealand Ltd.*	9,906
3,315	Z Energy Ltd.	9,840

		47,537

	Norway - 1.7%
90	Austevoll Seafood ASA	922
268	Entra ASA(2)	4,422
1,452	Equinor ASA	28,999
950	Marine Harvest ASA*	24,671
310	Orkla ASA	3,138
1,441	SpareBank 1 Nord Norge	12,873
634	SpareBank 1 SMN	7,230
649	Telenor ASA	11,629

		93,884

	Philippines - 0.7%
2,000	BDO Unibank, Inc.	6,240
16,200	First Gen Corp.	7,725
115	Globe Telecom, Inc.	4,587
2,210	Manila Electric Co.	13,833
360	PLDT, Inc.	7,023
610	San Miguel Corp.	1,975

		41,383

Hartford Multifactor Diversified International ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

	Poland - 0.3%
852	Asseco Poland S.A.	$14,319

	Portugal - 0.7%
2,219	Galp Energia SGPS S.A.	37,113

	Russia - 0.8%
8,286	Evraz plc	44,347

	Singapore - 0.5%
9,800	ComfortDelGro Corp. Ltd.	17,346
11,200	Mapletree North Asia Commercial Trust REIT	9,662
100	Venture Corp. Ltd.	1,205

		28,213

	South Africa - 0.2%
5,497	Telkom S.A. SOC Ltd.	13,688

	South Korea - 5.6%
157	Binggrae Co., Ltd.	7,603
379	Chongkundang Holdings Corp.	33,101
120	Daelim Industrial Co., Ltd.	9,391
413	Daesang Corp.	8,285
90	DongKook Pharmaceutical Co., Ltd.	6,934
105	GS Home Shopping, Inc.	13,492
44	GS Retail Co., Ltd.	1,493
85	Handsome Co., Ltd.	2,319
58	Hyundai Home Shopping Network Corp.	4,037
659	iMarketKorea, Inc.	5,926
580	IS Dongseo Co., Ltd.	16,526
500	Kia Motors Corp.	19,154
283	LF Corp.	4,527
36	LG Electronics, Inc.	2,245
3,405	LG Uplus Corp.	41,810
201	NHN Corp.*	11,610
130	S-1 Corp.	10,533
967	Samsung Electronics Co., Ltd.	46,659
245	SFA Engineering Corp.	9,798
113	SK Hynix, Inc.	9,195
135	SK Telecom Co., Ltd.	27,783
250	Spigen Korea Co., Ltd.	11,025
618	WiSoL Co., Ltd.	8,069

		311,515

	Spain - 1.0%
315	ACS Actividades de Construccion y Servicios S.A.	12,606
960	Endesa S.A.	25,636
1,178	Merlin Properties Socimi S.A. REIT	16,912
104	Telefonica S.A.	727

		55,881

	Sweden - 1.3%
509	Castellum AB	11,962
393	Fastighets AB Balder Class B*	18,187
647	Hennes & Mauritz AB Class B	13,165
185	ICA Gruppen AB	8,640
1,615	Peab AB Class B	16,174
362	Securitas AB Class B	6,244

		74,372

	Switzerland - 3.8%
137	Adecco Group AG	8,661
141	Baloise Holding AG	25,481
78	Julius Baer Group Ltd.*	4,022
108	Novartis AG	10,250
178	Roche Holding AG	57,719
103	Swiss Life Holding AG	51,673
11	Swiss Re AG	1,235

Hartford Multifactor Diversified International ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

121	Zurich Insurance Group AG	$49,619

		208,660

	Taiwan - 5.5%
6,000	AcBel Polytech, Inc.	4,834
1,000	Acter Group Corp. Ltd.	6,155
23,000	Chang Hwa Commercial Bank Ltd.	17,417
2,000	Chicony Electronics Co., Ltd.	5,938
6,000	China Life Insurance Co., Ltd.*	5,124
7,000	China Motor Corp.	9,130
22,000	E.Sun Financial Holding Co., Ltd.	20,476
5,000	Eva Airways Corp.	2,293
13,000	Far Eastern International Bank	5,182
6,000	Great Wall Enterprise Co., Ltd.	8,737
5,800	Hon Hai Precision Industry Co., Ltd.	17,568
3,000	Lite-On Technology Corp.	4,939
6,000	Mega Financial Holding Co., Ltd.	6,125
21,000	Pou Chen Corp.	27,461
6,000	Radiant Opto-Electronics Corp.	24,018
6,000	Shanghai Commercial & Savings Bank Ltd.	10,408
4,000	Systex Corp.	10,074
13,000	Taichung Commercial Bank Co., Ltd.	5,204
78,000	Taiwan Business Bank	32,785
2,000	Taiwan PCB Techvest Co., Ltd.	2,438
2,000	Tripod Technology Corp.	8,373
12,000	Uni-President Enterprises Corp.	29,703
2,000	United Integrated Services Co., Ltd.	13,077
2,000	Walsin Lihwa Corp.	1,027
5,000	Zhen Ding Technology Holding Ltd.	23,852

		302,338

	Thailand - 2.9%
100	Advanced Info Service PCL NVDR	711
1,300	Bangkok Bank PCL NVDR	6,944
300	Electricity Generating PCL NVDR	3,285
2,500	Kasikornbank PCL NVDR	12,603
45,400	Krung Thai Bank PCL NVDR	24,857
9,200	PTT Global Chemical PCL NVDR	17,507
7,900	PTT PCL NVDR	11,605
1,004	Siam Cement PCL NVDR	13,139
8,800	Siam Commercial Bank PCL NVDR	35,842
14,000	Thanachart Capital PCL NVDR	25,005
1,900	Tisco Financial Group PCL NVDR	6,295

		157,793

	Turkey - 2.3%
1,007	Celebi Hava Servisi A.S.	17,277
94,893	Dogan Sirketler Grubu Holding A.S.	29,340
209	EGE Endustri VE Ticaret A.S.	20,387
2,585	Eregli Demir ve Celik Fabrikalari T.A.S.	3,927
1,072	Ford Otomotiv Sanayi A.S.	12,763
14,096	Soda Sanayii A.S.	14,639
5,014	Tekfen Holding A.S.	16,278
156	Tofas Turk Otomobil Fabrikasi A.S.	704
3,882	Vestel Beyaz Esya Sanayi ve Ticaret A.S.	14,090

		129,405

	United Kingdom - 6.7%
1,247	Aggreko plc	13,754
155	Anglo American plc	4,462
49	AstraZeneca plc	4,938
43	Bellway plc	2,169
6,000	BP plc	37,485
6,008	BT Group plc	15,317
7,746	Centrica plc	9,164
4,168	Direct Line Insurance Group plc	17,255
192	Ferguson plc	17,423

Hartford Multifactor Diversified International ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

674	GlaxoSmithKline plc		$15,884
475	Howden Joinery Group plc		4,232
54	HSBC Holdings plc		423
1,911	John Laing Group plc(2)		9,620
453	Kingfisher plc		1,302
14,664	Legal & General Group plc		58,861
283	Mondi plc		6,645
1,532	National Express Group plc		9,531
979	Rio Tinto plc		58,401
4,502	Royal Mail plc		13,497
1,591	Smith & Nephew plc		38,623
110	Spectris plc		4,235
2,254	Tritax Big Box plc REIT		4,443
434	Unilever plc		25,013

			372,677

	Total Common Stocks (cost $5,276,035)		$5,494,719

Preferred Stocks - 0.6%
	Brazil - 0.6%
2,100	Telefonica Brasil S.A.		30,268

	Total Preferred Stocks (cost $28,306)		$30,268

	Total Long-Term Investments (cost $5,304,341)		$5,524,987

	Total Investments (cost $5,304,341)	99.8%	$5,524,987
	Other Assets and Liabilities	0.2%	11,623

	Total Net Assets	100.0%	$5,536,610

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2019, the aggregate value of these securities was $20,566, representing 0.4% of net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Multifactor Diversified International ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$440,394	$440,394	$—	$—
Austria	7,139	7,139	—	—
Belgium	66,775	66,775	—	—
Brazil	17,940	17,940	—	—
Canada	399,153	399,153	—	—
Chile	32,856	32,856	—	—
China	443,315	443,315	—	—
Denmark	57,117	57,117	—	—
Finland	7,862	7,862	—	—
France	230,251	230,251	—	—
Germany	181,143	181,143	—	—
Hong Kong	170,339	170,339	—	—
India	12,174	12,174	—	—
Indonesia	88,775	88,775	—	—
Israel	120,338	120,338	—	—
Italy	141,386	141,386	—	—
Japan	855,298	855,298	—	—
Malaysia	132,995	132,995	—	—
Mexico	56,598	56,598	—	—
Netherlands	99,746	99,746	—	—
New Zealand	47,537	47,537	—	—
Norway	93,884	93,884	—	—
Philippines	41,383	41,383	—	—
Poland	14,319	14,319	—	—
Portugal	37,113	37,113	—	—
Russia	44,347	44,347	—	—
Singapore	28,213	28,213	—	—
South Africa	13,688	13,688	—	—
South Korea	311,515	311,515	—	—
Spain	55,881	55,881	—	—
Sweden	74,372	74,372	—	—
Switzerland	208,660	208,660	—	—
Taiwan	302,338	302,338	—	—
Thailand	157,793	157,793	—	—
Turkey	129,405	129,405	—	—
United Kingdom	372,677	372,677	—	—
Preferred Stocks	30,268	30,268	—	—

Total	$5,524,987	$5,524,987	$—	$—

(1) For the period ended December 31, 2019, there were no transfers in and out of Level 3.

Hartford Multifactor Emerging Markets ETF

Schedule of Investments December 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.8%
	Brazil - 4.9%
5,902	Alpargatas S.A.*	$48,710
21,963	Ambev S.A.	101,934
10,611	Banco do Brasil S.A.	139,327
8,162	BB Seguridade Participacoes S.A.	76,493
39,668	Bradespar S.A.	377,480
66,710	Cia de Transmissao de Energia Eletrica Paulista	374,453
7,837	Cia Energetica de Minas Gerais	26,866
39,185	Cia Siderurgica Nacional S.A.	137,445
15,964	Engie Brasil Energia S.A.	201,599
26,800	Hypera S.A.	237,774
11,283	Lojas Renner S.A.	157,603
92,349	Petrobras Distribuidora S.A.	690,316
59,696	TIM Participacoes S.A.	232,539
28,026	Transmissora Alianca de Energia Eletrica S.A.	217,230
27,872	Vale S.A.	369,299

		3,389,068

	Chile - 2.7%
409,806	AES Gener S.A.	88,833
322,192	Aguas Andinas S.A. Class A	136,684
3,152	Banco de Credito e Inversiones S.A.	142,939
1,405,798	Banco Santander Chile	80,390
197,864	Cencosud S.A.	260,503
26,232	Cia Cervecerias Unidas S.A.	257,105
144,829	Colbun S.A.	23,112
7,197	Empresas COPEC S.A.	64,605
3,097,195	Enel Americas S.A.	687,854
68,580	Enel Chile S.A.	6,430
19,984	SACI Falabella	86,134
12,257	Vina Concha y Toro S.A.	23,078

		1,857,667

	China - 20.7%
161,000	Agricultural Bank of China Ltd. Class H	70,873
109,000	Anhui Conch Cement Co., Ltd. Class H	794,579
23,000	ANTA Sports Products Ltd.	205,890
1,292	Baidu, Inc. ADR*	163,309
1,515,000	Bank of China Ltd. Class H	647,469
339,000	Bank of Communications Co., Ltd. Class H	241,030
619,000	China CITIC Bank Corp. Ltd. Class H	370,996
360,000	China Construction Bank Corp. Class H	310,942
705,000	China Everbright Bank Co., Ltd. Class H	327,537
272,000	China Galaxy Securities Co., Ltd. Class H	160,230
294,000	China Lesso Group Holdings Ltd.	376,942
79,000	China Life Insurance Co., Ltd. Class H	219,506
7,000	China Mengniu Dairy Co., Ltd.*	28,299
108,000	China Merchants Bank Co., Ltd. Class H	555,122
440,500	China Minsheng Banking Corp. Ltd. Class H	332,984
236,000	China Petroleum & Chemical Corp. Class H	142,052
208,500	China Railway Construction Corp. Ltd. Class H	228,253
256,000	China Railway Group Ltd. Class H	158,033
1,382,000	China Telecom Corp. Ltd. Class H	569,345
391,000	CNOOC Ltd.	650,345
608,000	Dongfeng Motor Group Co., Ltd. Class H	571,965
88,800	Fuyao Glass Industry Group Co., Ltd. Class H(1)	271,809
99,000	Geely Automobile Holdings Ltd.	193,634
1,017,500	Great Wall Motor Co., Ltd. Class H	752,175
442,000	Guangzhou Automobile Group Co., Ltd. Class H	550,245
88,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	300,418
73,200	Guangzhou R&F Properties Co., Ltd. Class H(2)	135,093
186,000	Industrial & Commercial Bank of China Ltd. Class H	143,228
864	JD.com, Inc. ADR*	30,439
284,000	Jiangsu Expressway Co., Ltd. Class H	389,271

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

2,125	JOYY, Inc.*	$112,179
676,000	Lenovo Group Ltd.	453,744
40,500	Li Ning Co., Ltd.	121,368
1,093,000	People’s Insurance Co., Group of China Ltd. Class H	454,493
410,000	PICC Property & Casualty Co., Ltd. Class H	494,096
54,500	Ping An Insurance Group Co. of China Ltd. Class H	644,197
68,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	81,511
173,500	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	337,568
182,000	Sinopharm Group Co., Ltd. Class H	664,532
90,000	Times China Holdings, Ltd.	179,496
169,000	TravelSky Technology Ltd. Class H	412,534
20,000	Tsingtao Brewery Co., Ltd. Class H	134,372
81,000	Uni-President China Holdings Ltd.	85,036
75,200	Zhuzhou CRRC Times Electric Co., Ltd. Class H	272,163
28,000	Zijin Mining Group Co., Ltd. Class H	13,943
101,200	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	84,812

		14,438,057

	Colombia - 0.3%
281,667	Grupo Energia Bogota S.A. ESP*	190,553
7,187	Interconexion Electrica S.A. ESP	42,927

		233,480

	Hong Kong - 2.7%
66,500	China Mobile Ltd.	559,017
38,000	China Overseas Land & Investment Ltd.	148,015
98,000	China Resources Cement Holdings Ltd.	124,767
22,000	China Resources Gas Group Ltd.	120,845
28,100	China Resources Land Ltd.	139,927
24,000	Guangdong Investment Ltd.	50,207
240,000	Hopson Development Holdings Ltd.	243,333
28,000	Kingboard Holdings Ltd.	88,760
152,000	Kunlun Energy Co., Ltd.	134,213
75,500	Shenzhen International Holdings Ltd.	165,887
54,500	Sino Biopharmaceutical Ltd.	76,240
16,500	Sun Art Retail Group Ltd.	20,011
34,615	Times Neighborhood Holdings Ltd.*	21,546

		1,892,768

	India - 3.6%
3,095	Axis Bank Ltd. GDR	164,345
9,599	Dr. Reddy’s Laboratories Ltd. ADR	389,527
2,885	HDFC Bank Ltd. ADR	182,823
18,348	ICICI Bank Ltd. ADR	276,871
55,204	Infosys Ltd. ADR	569,705
8,479	Larsen & Toubro Ltd. GDR	155,844
530	Reliance Industries Ltd. GDR(1)	22,552
6,914	State Bank of India GDR*	323,575
5,832	Vedanta Ltd. ADR	50,330
42,882	Wipro Ltd. ADR	160,808
3,376	WNS Holdings Ltd. ADR*	223,322

		2,519,702

	Indonesia - 4.7%
960,200	Astra International Tbk PT	478,976
922,000	Bank Mandiri Persero Tbk PT	509,732
1,048,700	Bank Negara Indonesia Persero Tbk PT	592,998
1,009,000	Bank Rakyat Indonesia Persero Tbk PT	319,798
50,700	Indo Tambangraya Megah Tbk PT	41,908
334,600	Indofood Sukses Makmur Tbk PT	191,011
475,600	Kalbe Farma Tbk PT	55,499
2,054,600	Telekomunikasi Indonesia Persero Tbk PT	587,557
38,500	Unilever Indonesia Tbk PT	116,478
226,000	United Tractors Tbk PT	350,416

		3,244,373

	Malaysia - 4.1%
420,700	AirAsia Group Bhd	174,842

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

388,100	BerMaz Auto Bhd	$199,245
204,500	CIMB Group Holdings Bhd	257,469
312,400	DiGi.Com Bhd	340,619
28,188	Hong Leong Bank Bhd	119,216
2,500	Kuala Lumpur Kepong Bhd	15,157
245,700	Malayan Banking Bhd	518,970
17,500	Maxis Bhd	22,760
193,100	Petronas Chemicals Group Bhd	346,971
69,000	Petronas Gas Bhd	280,352
35,700	Public Bank Bhd	169,663
147,400	RHB Bank Bhd	208,281
65,200	Tenaga Nasional Bhd	211,356

		2,864,901

	Mexico - 3.4%
675,272	America Movil S.A.B. de C.V. Class L	539,960
88,768	Coca-Cola Femsa S.A.B. de C.V.	539,640
31,120	Fomento Economico Mexicano S.A.B. de C.V.	293,880
13,992	Grupo Financiero Banorte S.A.B. de C.V. Class O	78,214
122,723	Megacable Holdings S.A.B. de C.V. UNIT	503,266
148,690	Wal-Mart de Mexico S.A.B. de C.V.	427,393

		2,382,353

	Philippines - 3.5%
153,100	Alliance Global Group, Inc.	35,248
6,785	Ayala Corp.	105,235
23,470	Ayala Land, Inc.	21,086
187,590	BDO Unibank, Inc.	585,235
346,100	First Gen Corp.	165,037
7,050	Globe Telecom, Inc.	281,193
28,190	Manila Electric Co.	176,448
232,300	Metro Pacific Investments Corp.	15,962
163,081	Metropolitan Bank & Trust Co.	213,491
13,390	PLDT, Inc.	261,217
12,860	Puregold Price Club, Inc.	10,094
79,300	San Miguel Corp.	256,791
10,020	San Miguel Food and Beverage, Inc.	16,817
11,425	SM Investments Corp.	235,290
274,800	Vista Land & Lifescapes, Inc.	41,943

		2,421,087

	Poland - 2.8%
10,808	Asseco Poland S.A.	181,641
18,268	Bank Polska Kasa Opieki S.A.	484,519
20,300	Eurocash S.A.	117,063
8,780	KGHM Polska Miedz S.A.*	221,581
17,937	Polski Koncern Naftowy ORLEN S.A.	406,451
12,340	Powszechna Kasa Oszczednosci Bank Polski S.A.	112,280
38,449	Powszechny Zaklad Ubezpieczen S.A.	406,388

		1,929,923

	Russia - 3.2%
49,904	Gazprom PJSC ADR	410,610
6,774	LUKOIL PJSC ADR	671,845
447	Magnit PJSC GDR	5,389
6,001	MMC Norilsk Nickel PJSC ADR	183,330
13,955	Mobile TeleSystems PJSC ADR	141,643
9,115	Novolipetsk Steel PJSC GDR	210,010
4,222	Rosneft Oil Co. PJSC GDR	30,432
11,304	Sberbank of Russia PJSC ADR	185,838
15,992	Severstal PJSC GDR	242,119
11,319	Surgutneftegas PJSC ADR	91,288
1,061	Tatneft PJSC ADR	78,365

		2,250,869

	South Africa - 3.4%
17,483	Absa Group Ltd.	186,664
9,218	Barloworld Ltd.	74,312

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

1,040	Bid Corp. Ltd.	$24,559
13,024	Bidvest Group Ltd.	190,719
19,473	FirstRand Ltd.	87,453
2,109	Foschini Group Ltd.	22,546
6,446	Kumba Iron Ore Ltd.	192,248
65,459	MTN Group Ltd.	386,149
15,612	Nedbank Group Ltd.	239,257
26,679	Sappi Ltd.	83,318
4,879	SPAR Group Ltd.	68,913
17,377	Standard Bank Group Ltd.	209,168
115,732	Telkom S.A. SOC Ltd.	288,182
21,787	Truworths International Ltd.	76,656
10,562	Vodacom Group Ltd.	87,088
37,972	Woolworths Holdings Ltd.	131,973

		2,349,205

	South Korea - 13.4%
4,828	Asia Paper Manufacturing Co., Ltd.	125,245
2,699	Binggrae Co., Ltd.	130,697
12,195	Cheil Worldwide, Inc.	253,612
5,014	Chongkundang Holdings Corp.	437,904
231	CJ CheilJedang Corp.	50,437
169	CJ Corp.	14,117
15,696	Daeduck Electronics Co.	141,833
1,695	Daelim Industrial Co., Ltd.	132,645
8,753	Daesang Corp.	175,597
1,609	DB Insurance Co., Ltd.	72,766
17,222	Deutsch Motors, Inc.*	114,372
2,243	DongKook Pharmaceutical Co., Ltd.	172,814
774	ENF Technology Co., Ltd.	19,142
872	F&F Co., Ltd.	84,452
1,236	Fila Korea Ltd.	56,646
496	GOLFZON Co., Ltd.	29,551
1,525	GS Home Shopping, Inc.	195,957
3,037	GS Retail Co., Ltd.	103,076
4,791	Handsome Co., Ltd.	130,707
1,892	Hankook Tire & Technology Co., Ltd.	54,889
782	Huchems Fine Chemical Corp.	14,302
1,717	Hyundai Home Shopping Network Corp.	119,520
1,139	Hyundai Mobis Co., Ltd.	252,137
1,471	Hyundai Motor Co.	153,276
7,047	iMarketKorea, Inc.	63,374
1,400	Industrial Bank of Korea	14,285
1,269	Innocean Worldwide, Inc.	77,800
5,656	INTOPS Co., Ltd.	63,092
7,127	IS Dongseo Co., Ltd.	203,065
1,935	Jejuair Co., Ltd.	44,842
10,068	Kia Motors Corp.	385,674
788	KT&G Corp.	63,915
11,140	LF Corp.	178,209
479	LG Chem Ltd.	131,508
3,911	LG Electronics, Inc.	243,835
45,500	LG Uplus Corp.	558,693
356	Lotte Chemical Corp.	68,956
1,645	Mcnex Co., Ltd.	53,698
1,761	Meritz Fire & Marine Insurance Co., Ltd.	27,181
5,572	NHN Corp.*	321,855
4,268	NICE Information Service Co., Ltd.	51,484
754	POSCO	154,197
22,517	Power Logics Co., Ltd.*	198,602
2,260	S&T Motiv Co., Ltd.	83,544
1,346	S-1 Corp.	109,058
17,844	Samsung Electronics Co., Ltd.	860,993
290	Samsung Fire & Marine Insurance Co., Ltd.	61,062
7,621	SFA Engineering Corp.	304,787
2,859	Shinhan Financial Group Co., Ltd.	107,171

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

196	SK Holdings Co., Ltd.	$44,405
8,943	SK Hynix, Inc.	727,689
1,830	SK Telecom Co., Ltd.	376,618
6,106	Spigen Korea Co., Ltd.	269,278
23,999	WiSoL Co., Ltd.	313,360
1,002	Woongjin Coway Co., Ltd.	80,666
2,722	Youngone Corp.	80,616

		9,359,206

	Taiwan - 13.4%
6,000	Acter Group Corp. Ltd.	36,928
14,000	Asustek Computer, Inc.	108,116
236,159	Chang Hwa Commercial Bank Ltd.	178,831
24,000	Chang Wah Electromaterials, Inc.	142,910
62,431	Chicony Electronics Co., Ltd.	185,354
132,590	China Life Insurance Co., Ltd.*	113,230
69,400	China Motor Corp.	90,521
73,000	Chunghwa Telecom Co., Ltd.	267,872
227,000	Compal Electronics, Inc.	142,741
126,000	Coretronic Corp.	162,875
415,628	CTBC Financial Holding Co., Ltd.	310,574
239,360	E.Sun Financial Holding Co., Ltd.	222,776
239,000	Far Eastern International Bank	95,275
30,000	Far EasTone Telecommunications Co., Ltd.	72,155
67,000	Formosa Chemicals & Fibre Corp.	195,567
15,000	Formosa Plastics Corp.	49,938
14,301	Foxconn Technology Co., Ltd.	31,582
59,000	Fubon Financial Holding Co., Ltd.	91,323
14,000	Getac Technology Corp.	21,810
59,000	Gigabyte Technology Co., Ltd.	97,818
112,000	Great Wall Enterprise Co., Ltd.	163,085
216,224	Hon Hai Precision Industry Co., Ltd.	654,940
116,000	Inventec Corp.	88,421
16,000	King Yuan Electronics Co., Ltd.	20,042
114,245	Lite-On Technology Corp.	188,077
25,000	MediaTek, Inc.	369,867
306,273	Mega Financial Holding Co., Ltd.	312,638
94,000	Nan Ya Plastics Corp.	228,282
29,000	Nichidenbo Corp.	51,369
20,000	Novatek Microelectronics Corp.	146,112
15,000	Pegatron Corp.	34,226
8,000	Phison Electronics Corp.	90,870
309,000	Pou Chen Corp.	404,070
37,000	Powertech Technology, Inc.	123,181
3,000	President Chain Store Corp.	30,423
27,000	Qisda Corp.	19,185
95,000	Radiant Opto-Electronics Corp.	380,292
98,130	Shanghai Commercial & Savings Bank Ltd.	170,222
295,910	Shin Kong Financial Holding Co., Ltd.*	102,167
49,534	Sigurd Microelectronics Corp.	61,304
18,000	Simplo Technology Co., Ltd.	181,939
4,000	Sinbon Electronics Co., Ltd.	16,546
144,832	SinoPac Financial Holdings Co., Ltd.	62,809
68,000	Systex Corp.	171,265
271,000	Taichung Commercial Bank Co., Ltd.	108,483
793,000	Taiwan Business Bank	333,316
129,000	Taiwan PCB Techvest Co., Ltd.	157,286
31,000	Taiwan Semiconductor Manufacturing Co., Ltd.	342,296
63,000	Tripod Technology Corp.	263,752
217,800	Uni-President Enterprises Corp.	539,105
38,000	United Integrated Services Co., Ltd.	248,457
97,000	United Microelectronics Corp.	53,229
91,000	Walsin Lihwa Corp.	46,749
95,686	Wistron Corp.	90,493
10,000	Wistron NeWeb Corp.	25,186

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

99,000	Zhen Ding Technology Holding Ltd.	$472,262

		9,370,142

	Thailand - 5.7%
61,548	Advanced Info Service PCL NVDR	437,666
32,600	Bangkok Bank PCL NVDR	174,135
185,300	Bangkok Dusit Medical Services PCL NVDR	160,841
25,900	CP ALL PCL NVDR	62,472
60,600	Delta Electronics Thailand PCL NVDR	108,237
1,900	Electricity Generating PCL NVDR	20,805
124,200	Hana Microelectronics PCL NVDR	143,051
85,700	Kasikornbank PCL NVDR	432,023
446,300	Krung Thai Bank PCL NVDR	244,354
46,200	PTT Exploration & Production PCL NVDR	192,026
249,800	PTT Global Chemical PCL NVDR	475,353
272,600	PTT PCL NVDR	400,431
25,900	Siam Cement PCL NVDR	338,949
91,900	Siam Commercial Bank PCL NVDR	374,304
192,900	Thanachart Capital PCL NVDR	344,536
25,400	Tisco Financial Group PCL NVDR	84,161

		3,993,344

	Turkey - 3.3%
65,007	Akbank T.A.S.*	88,591
10,857	Arcelik A.S.*	38,021
24,367	BIM Birlesik Magazalar A.S.	191,054
12,307	Celebi Hava Servisi A.S.	211,149
616,191	Dogan Sirketler Grubu Holding A.S.	190,521
2,562	EGE Endustri VE Ticaret A.S.	249,914
128,776	Enka Insaat ve Sanayi A.S.	138,925
50,167	Eregli Demir ve Celik Fabrikalari T.A.S.	76,207
16,380	Ford Otomotiv Sanayi A.S.	195,013
152,745	Iskenderun Demir ve Celik A.S.	205,594
99,039	Soda Sanayii A.S.	102,850
5,830	TAV Havalimanlari Holding A.S.	28,587
34,283	Tekfen Holding A.S.	111,300
32,918	Tofas Turk Otomobil Fabrikasi A.S.	148,576
27,923	Turkiye Garanti Bankasi A.S.*	52,271
49,267	Vestel Beyaz Esya Sanayi ve Ticaret A.S.	178,822
288,264	Yapi ve Kredi Bankasi A.S.*	120,130

		2,327,525

	Total Common Stocks (cost $62,497,417)	$66,823,670

Preferred Stocks - 3.9%
	Brazil - 3.1%
26,177	Banco Bradesco S.A.*	235,370
3,660	Cia Paranaense de Energia*	62,843
35,798	Gerdau S.A.*	177,980
55,896	Itau Unibanco Holding S.A.*	515,510
41,330	Itausa - Investimentos Itau S.A.*	144,763
43,424	Petroleo Brasileiro S.A.*	325,785
48,749	Telefonica Brasil S.A.	702,629

		2,164,880

	Chile - 0.2%
23,220	Embotelladora Andina S.A. Class B*	67,287
1,753	Sociedad Quimica y Minera de Chile S.A. Class B*	46,882

		114,169

	Colombia - 0.6%
8,241	Banco Davivienda S.A.*	115,472
24,572	Bancolombia S.A.*	342,952

		458,424

	Total Preferred Stocks (cost $1,870,133)	$2,737,473

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

	Total Long-Term Investments (cost $64,367,550)		$69,561,143

Short-Term Investments - 0.0%
	U.S. Treasury Bill - 0.0%
$ 20,000	1.50%, 03/12/2020(3)(4)		$19,942

	Total Short-Term Investments (cost $19,941)		$19,942

	Total Investments (cost $64,387,491)	99.7%	$69,581,085
	Other Assets and Liabilities	0.3%	204,869

	Total Net Assets	100.0%	$69,785,954

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2019, the aggregate value of these securities was $294,361, representing 0.4% of net assets. (2) Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.

(3)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of December 31, 2019, the market value of securities pledged was $19,942.
(4)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at December 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Market Index Future	6	03/20/2020	$336,060	$(266)

Total futures contracts				$(266)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Brazil	$3,389,068	$3,389,068	$—	$—
Chile	1,857,667	1,857,667	—	—
China	14,438,057	14,438,057	—	—
Colombia	233,480	233,480	—	—
Hong Kong	1,892,768	1,892,768	—	—
India	2,519,702	2,519,702	—	—
Indonesia	3,244,373	3,244,373	—	—
Malaysia	2,864,901	2,864,901	—	—
Mexico	2,382,353	2,382,353	—	—
Philippines	2,421,087	2,421,087	—	—
Poland	1,929,923	1,929,923	—	—
Russia	2,250,869	2,250,869	—	—
South Africa	2,349,205	2,349,205	—	—
South Korea	9,359,206	9,359,206	—	—
Taiwan	9,370,142	9,370,142	—	—
Thailand	3,993,344	3,993,344	—	—
Turkey	2,327,525	2,327,525	—	—
Preferred Stocks	2,737,473	2,737,473	—	—
Short-Term Investments	19,942	—	19,942	—

Total	$69,581,085	$69,561,143	$19,942	$—

Liabilities
Futures Contracts(2)	$(266)	$(266)	$—	$—

Total	$(266)	$(266)	$—	$—

(1) For the period ended December 31, 2019, investments valued at $171,619 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers into Level 3

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments December 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Automobiles & Components - 0.5%
1,050	General Motors Co.	$38,430

	Banks - 1.0%
374	Capitol Federal Financial, Inc.	5,135
48	Commerce Bancshares, Inc.	3,261
128	JP Morgan Chase & Co.	17,843
794	TFS Financial Corp.	15,626
656	US Bancorp	38,895

		80,760

	Capital Goods - 9.9%
218	3M Co.	38,460
24	Alamo Group, Inc.	3,013
22	Allegion plc	2,740
298	Cummins, Inc.	53,330
123	Eaton Corp. plc	11,651
198	EMCOR Group, Inc.	17,087
39	ESCO Technologies, Inc.	3,608
150	General Dynamics Corp.	26,453
486	HD Supply Holdings, Inc.*	19,547
610	Honeywell International, Inc.	107,970
32	Huntington Ingalls Industries, Inc.	8,028
54	IDEX Corp.	9,288
130	Ingersoll-Rand plc	17,280
49	Johnson Controls International plc	1,995
582	Kaman Corp.	38,365
38	Lennox International, Inc.	9,271
217	Lincoln Electric Holdings, Inc.	20,990
172	Lockheed Martin Corp.	66,973
301	MSC Industrial Direct Co., Inc. Class A	23,619
126	Northrop Grumman Corp.	43,340
862	PACCAR, Inc.	68,184
129	Quanta Services, Inc.	5,252
342	Raytheon Co.	75,151
12	Roper Technologies, Inc.	4,251
496	Toro Co.	39,516
471	United Technologies Corp.	70,537
41	Watsco, Inc.	7,386

		793,285

	Commercial & Professional Services - 3.9%
480	Brady Corp. Class A	27,485
1,612	CBIZ, Inc.*	43,459
58	Cintas Corp.	15,607
455	Exponent, Inc.	31,399
274	ICF International, Inc.	25,104
141	IHS Markit Ltd.*	10,624
624	Republic Services, Inc.	55,929
53	UniFirst Corp.	10,705
140	Verisk Analytics, Inc.	20,908
628	Waste Management, Inc.	71,567

		312,787

	Consumer Durables & Apparel - 0.5%
368	VF Corp.	36,675

	Consumer Services - 8.8%
274	Bright Horizons Family Solutions, Inc.*	41,180
500	Carnival Corp.	25,415
537	Cheesecake Factory, Inc.	20,868
327	Choice Hotels International, Inc.	33,822
222	Cracker Barrel Old Country Store, Inc.	34,130
471	Darden Restaurants, Inc.	51,344
439	Dunkin’ Brands Group, Inc.	33,162
949	Extended Stay America, Inc.	14,102

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

51	Graham Holdings Co. Class B	$32,589
1,428	H&R Block, Inc.	33,530
229	Hilton Worldwide Holdings, Inc.	25,398
509	Hyatt Hotels Corp. Class A	45,662
77	Jack in the Box, Inc.	6,008
520	McDonald’s Corp.	102,757
711	Service Corp. International	32,727
776	Starbucks Corp.	68,226
1,697	Wendy’s Co.	37,690
642	Yum! Brands, Inc.	64,669

		703,279

	Diversified Financials - 3.8%
3,014	AGNC Investment Corp. REIT	53,288
65	American Express Co.	8,092
3,743	Annaly Capital Management, Inc. REIT	35,259
1,481	Apollo Commercial Real Estate Finance, Inc. REIT	27,088
171	ARMOUR Residential, Inc. REIT	3,056
308	Berkshire Hathaway, Inc. Class B*	69,762
878	Blackstone Mortgage Trust, Inc. Class A REIT	32,679
483	Chimera Investment Corp. REIT	9,930
88	Invesco Mortgage Capital, Inc. REIT	1,465
2,449	MFA Financial, Inc. REIT	18,735
23	Nasdaq, Inc.	2,463
857	Redwood Trust, Inc. REIT	14,175
442	Starwood Property Trust, Inc. REIT	10,988
1,133	Two Harbors Investment Corp. REIT	16,564

		303,544

	Energy - 5.2%
973	Chevron Corp.	117,256
171	ConocoPhillips	11,120
1,636	Exxon Mobil Corp.	114,160
2,584	Kinder Morgan, Inc.	54,703
621	Occidental Petroleum Corp.	25,592
324	ONEOK, Inc.	24,517
586	Phillips 66	65,286

		412,634

	Food & Staples Retailing - 1.8%
102	Costco Wholesale Corp.	29,980
433	Sysco Corp.	37,039
332	US Foods Holding Corp.*	13,907
553	Walmart, Inc.	65,719

		146,645

	Food, Beverage & Tobacco - 4.7%
1,247	Archer-Daniels-Midland Co.	57,798
27	Brown-Forman Corp. Class B	1,825
1,350	Coca-Cola Co.	74,722
771	Flowers Foods, Inc.	16,761
318	Hershey Co.	46,740
417	Hormel Foods Corp.	18,811
610	Kellogg Co.	42,188
18	Lancaster Colony Corp.	2,882
30	McCormick & Co., Inc.	5,092
422	Mondelez International, Inc. Class A	23,244
524	PepsiCo., Inc.	71,615
321	Tootsie Roll Industries, Inc.	10,959

		372,637

	Health Care Equipment & Services - 4.7%
294	Abbott Laboratories	25,537
598	Baxter International, Inc.	50,005
25	Chemed Corp.	10,982
315	Danaher Corp.	48,346
28	Laboratory Corp. of America Holdings*	4,737
1,025	Medtronic plc	116,286

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

153	National HealthCare Corp.	$13,224
389	Quest Diagnostics, Inc.	41,541
225	STERIS plc	34,294
62	Stryker Corp.	13,016
48	UnitedHealth Group, Inc.	14,111

		372,079

	Household & Personal Products - 2.4%
309	Church & Dwight Co., Inc.	21,735
217	Clorox Co.	33,318
371	Colgate-Palmolive Co.	25,540
71	Herbalife Nutrition Ltd.*	3,385
104	Kimberly-Clark Corp.	14,305
622	Procter & Gamble Co.	77,688
74	WD-40 Co.	14,366

		190,337

	Insurance - 2.9%
543	Aflac, Inc.	28,725
26	Alleghany Corp.*	20,789
129	American Financial Group, Inc.	14,145
142	American National Insurance Co.	16,711
23	Argo Group International Holdings Ltd.	1,512
188	Arthur J Gallagher & Co.	17,903
581	Axis Capital Holdings Ltd.	34,535
205	Brown & Brown, Inc.	8,093
83	Chubb Ltd.	12,920
48	Everest Re Group Ltd.	13,288
141	Globe Life, Inc.	14,840
367	Loews Corp.	19,264
8	White Mountains Insurance Group Ltd.	8,924
259	WR Berkley Corp.	17,897

		229,546

	Materials - 9.1%
332	Air Products & Chemicals, Inc.	78,017
313	AptarGroup, Inc.	36,189
292	Ashland Global Holdings, Inc.	22,347
372	Ball Corp.	24,057
115	Eastman Chemical Co.	9,115
367	Ecolab, Inc.	70,827
168	International Flavors & Fragrances, Inc.(1)	21,675
402	Linde plc	85,586
265	LyondellBasell Industries N.V. Class A	25,037
77	NewMarket Corp.	37,462
687	Nucor Corp.	38,664
402	PPG Industries, Inc.	53,663
143	Reliance Steel & Aluminum Co.	17,126
668	RPM International, Inc.	51,276
409	Sensient Technologies Corp.	27,031
54	Sherwin-Williams Co.	31,511
1,237	Silgan Holdings, Inc.	38,446
645	Sonoco Products Co.	39,809
247	WR Grace & Co.	17,253

		725,091

	Media & Entertainment - 4.1%
7	Alphabet, Inc. Class A*	9,376
94	AMC Networks, Inc. Class A*	3,713
28	Cable One, Inc.	41,677
456	Cinemark Holdings, Inc.	15,436
1,431	Comcast Corp. Class A	64,352
1,121	Interpublic Group of Cos., Inc.	25,895
57	Liberty Media Corp-Liberty SiriusXM*	2,744
704	Omnicom Group, Inc.	57,038
609	ViacomCBS, Inc. Class B	25,560

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

583	Walt Disney Co.	$84,319

		330,110

	Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
40	Amgen, Inc.	9,643
257	Eli Lilly & Co.	33,777
880	Johnson & Johnson	128,366
1,018	Merck & Co., Inc.	92,587
1,841	Pfizer, Inc.	72,130
220	Zoetis, Inc.	29,117

		365,620

	Real Estate - 5.7%
431	American Campus Communities, Inc. REIT	20,270
132	American Tower Corp. REIT	30,336
296	Apartment Investment & Management Co. Class A, REIT	15,288
836	Apple Hospitality, Inc. REIT	13,585
58	AvalonBay Communities, Inc. REIT	12,163
77	Camden Property Trust REIT	8,170
230	Crown Castle International Corp. REIT	32,694
220	Douglas Emmett, Inc. REIT	9,658
12	EastGroup Properties, Inc. REIT	1,592
141	EPR Properties REIT	9,960
1,052	Equity Commonwealth REIT	34,537
470	Equity LifeStyle Properties, Inc. REIT	33,083
29	Essex Property Trust, Inc. REIT	8,725
415	Gaming and Leisure Properties, Inc. REIT	17,866
84	Life Storage, Inc. REIT	9,096
353	LTC Properties, Inc. REIT	15,804
113	Mid-America Apartment Communities, Inc. REIT	14,900
316	National Health Investors, Inc. REIT	25,748
132	PS Business Parks, Inc. REIT	21,763
71	Public Storage REIT	15,120
558	Rayonier, Inc. REIT	18,280
1,203	Retail Opportunity Investments Corp. REIT	21,245
224	Sun Communities, Inc. REIT	33,622
265	UDR, Inc. REIT	12,376
207	WP Carey, Inc. REIT	16,568

		452,449

	Retailing - 5.3%
42	AutoZone, Inc.*	50,035
38	Dollar General Corp.	5,927
823	eBay, Inc.	29,719
174	Expedia Group, Inc.	18,816
613	Genuine Parts Co.	65,119
420	Home Depot, Inc.	91,720
162	Murphy USA, Inc.*	18,954
4	O’Reilly Automotive, Inc.*	1,753
166	Pool Corp.	35,255
124	Ross Stores, Inc.	14,436
80	Target Corp.	10,257
1,290	TJX Cos., Inc.	78,767

		420,758

	Semiconductors & Semiconductor Equipment - 0.3%
406	Intel Corp.	24,299

	Software & Services - 10.1%
580	Accenture plc Class A	122,131
872	Amdocs Ltd.	62,950
263	Automatic Data Processing, Inc.	44,841
73	Broadridge Financial Solutions, Inc.	9,018
480	Citrix Systems, Inc.	53,232
14	Cognizant Technology Solutions Corp. Class A	868
56	ExlService Holdings, Inc.*	3,890
348	Fidelity National Information Services, Inc.	48,403
125	Fiserv, Inc.*	14,454

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

537	Genpact Ltd.	$22,645
613	International Business Machines Corp.	82,167
295	Jack Henry & Associates, Inc.	42,973
57	Mastercard, Inc. Class A	17,020
478	MAXIMUS, Inc.	35,558
307	Microsoft Corp.	48,414
499	Oracle Corp.	26,437
695	Paychex, Inc.	59,117
231	Visa, Inc. Class A	43,405
2,567	Western Union Co.	68,744

		806,267

	Technology Hardware & Equipment - 1.2%
472	Amphenol Corp. Class A	51,085
397	Cisco Systems, Inc.	19,040
67	Dolby Laboratories, Inc. Class A	4,610
253	Juniper Networks, Inc.	6,231
194	TE Connectivity Ltd.	18,593

		99,559

	Telecommunication Services - 4.3%
3,212	AT&T, Inc.	125,525
631	Cogent Communications Holdings, Inc.	41,526
779	T-Mobile US, Inc.*	61,089
1,853	Verizon Communications, Inc.	113,774

		341,914

	Transportation - 2.0%
93	AMERCO	34,951
257	CH Robinson Worldwide, Inc.	20,097
81	Expeditors International of Washington, Inc.	6,320
73	J.B. Hunt Transport Services, Inc.	8,525
218	Landstar System, Inc.	24,824
226	Union Pacific Corp.	40,859
226	United Airlines Holdings, Inc.*	19,908
16	United Parcel Service, Inc. Class B	1,873

		157,357

	Utilities - 2.9%
294	Alliant Energy Corp.	16,088
65	American Electric Power Co., Inc.	6,143
26	Atmos Energy Corp.	2,908
163	CenterPoint Energy, Inc.	4,445
240	CMS Energy Corp.	15,082
217	Consolidated Edison, Inc.	19,632
127	DTE Energy Co.	16,493
195	Duke Energy Corp.	17,786
96	Entergy Corp.	11,501
486	Hawaiian Electric Industries, Inc.	22,774
54	IDACORP, Inc.	5,767
429	MDU Resources Group, Inc.	12,746
114	Portland General Electric Co.	6,360
125	Public Service Enterprise Group, Inc.	7,381
414	Southern Co.	26,372
180	Spire, Inc.	14,996
74	WEC Energy Group, Inc.	6,825
276	Xcel Energy, Inc.	17,523

		230,822

	Total Common Stocks (cost $6,657,738)	$7,946,884

Short-Term Investments - 0.3%
	Securities Lending Collateral - 0.3%
1,075	Citibank NA DDCA, 1.54%, 1/2/2020(2)	1,075
5,212	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.52%(2)	5,212

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

4,803	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.75%(2)		$4,803
2,402	JPMorgan Prime Money Market Fund, 1.69%(2)		2,402
6,404	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class, 1.72%(2)		6,404
1,601	State Street Institutional Liquid Reserves Fund, 1.70%(2)		1,601

			21,497

	Total Short-Term Investments (cost $21,497)		$21,497

	Total Investments (cost $6,679,235)	100.0%	$7,968,381
	Other Assets and Liabilities	0.0%	(1,390)

	Total Net Assets	100.0%	$7,966,991

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$38,430	$38,430	$—	$—
Banks	80,760	80,760	—	—
Capital Goods	793,285	793,285	—	—
Commercial & Professional Services	312,787	312,787	—	—
Consumer Durables & Apparel	36,675	36,675	—	—
Consumer Services	703,279	703,279	—	—
Diversified Financials	303,544	303,544	—	—
Energy	412,634	412,634	—	—
Food & Staples Retailing	146,645	146,645	—	—
Food, Beverage & Tobacco	372,637	372,637	—	—
Health Care Equipment & Services	372,079	372,079	—	—
Household & Personal Products	190,337	190,337	—	—
Insurance	229,546	229,546	—	—
Materials	725,091	725,091	—	—
Media & Entertainment	330,110	330,110	—	—
Pharmaceuticals, Biotechnology & Life Sciences	365,620	365,620	—	—
Real Estate	452,449	452,449	—	—
Retailing	420,758	420,758	—	—
Semiconductors & Semiconductor Equipment	24,299	24,299	—	—
Software & Services	806,267	806,267	—	—
Technology Hardware & Equipment	99,559	99,559	—	—
Telecommunication Services	341,914	341,914	—	—
Transportation	157,357	157,357	—	—
Utilities	230,822	230,822	—	—
Short-Term Investments	21,497	21,497	—	—

Total	$7,968,381	$7,968,381	$—	$—

(1) For the period ended December 31, 2019, there were no transfers in and out of Level 3.

Hartford Multifactor REIT ETF

Schedule of Investments December 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.4%
	Diversified REITs - 7.7%
3,358	American Assets Trust, Inc. REIT	$154,132
9,215	Armada Hoffler Properties, Inc. REIT	169,095
11,427	Empire State Realty Trust, Inc. Class A, REIT	159,521
6,394	Gladstone Commercial Corp. REIT	139,773
30	PS Business Parks, Inc. REIT	4,946

		627,467

	Health Care REITs - 9.5%
6,547	CareTrust, Inc. REIT	135,065
3,193	LTC Properties, Inc. REIT	142,951
8,377	Medical Properties Trust, Inc. REIT	176,838
1,877	National Health Investors, Inc. REIT	152,938
3,844	Omega Healthcare Investors, Inc. REIT	162,793

		770,585

	Hotel & Resort REITs - 9.3%
9,891	Host Hotels & Resorts, Inc. REIT	183,478
1,372	MGM Growth Properties LLC Class A, REIT	42,491
2,027	Ryman Hospitality Properties, Inc. REIT	175,660
14,435	Summit Hotel Properties, Inc. REIT	178,128
7,921	Xenia Hotels & Resorts, Inc. REIT	171,173

		750,930

	Industrial REITs - 9.4%
2,767	Americold Realty Trust REIT	97,011
1,281	EastGroup Properties, Inc. REIT	169,950
4,046	First Industrial Realty Trust, Inc. REIT	167,950
7,350	Industrial Logistics Properties Trust REIT	164,787
15,107	Lexington Realty Trust REIT	160,436

		760,134

	Office REITs - 8.1%
9,542	City Office, Inc. REIT	129,008
5,451	Corporate Office Properties Trust REIT	160,150
3,737	Highwoods Properties, Inc. REIT	182,777
8,170	Piedmont Office Realty Trust, Inc. Class A, REIT	181,701

		653,636

	Residential REITs - 12.7%
1,628	Apartment Investment & Management Co. Class A, REIT	84,086
1,450	Camden Property Trust REIT	153,845
2,335	Equity LifeStyle Properties, Inc. REIT	164,361
490	Essex Property Trust, Inc. REIT	147,421
1,235	Mid-America Apartment Communities, Inc. REIT	162,847
1,054	Sun Communities, Inc. REIT	158,205
3,335	UDR, Inc. REIT	155,745

		1,026,510

	Retail REITs - 23.5%
2,116	Agree Realty Corp. REIT	148,480
8,619	Brixmor Property Group, Inc. REIT	186,257
190,982	CBL & Associates Properties, Inc. REIT(1)	200,531
1,202	Federal Realty Investment Trust REIT	154,733
5,053	Getty Realty Corp. REIT	166,092
13,108	RPT Realty REIT	197,144
3,025	Saul Centers, Inc. REIT	159,659
1,057	Simon Property Group, Inc. REIT	157,451
11,027	Tanger Factory Outlet Centers, Inc. REIT(1)	162,428
137	Taubman Centers, Inc. REIT	4,259
49,600	Washington Prime Group, Inc. REIT(1)	180,544
5,903	Weingarten Realty Investors REIT	184,410

		1,901,988

	Specialized REITs - 19.2%
1,346	Coresite Realty Corp. REIT	150,914

Hartford Multifactor REIT ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

4,410	CubeSmart REIT		$138,827
1,262	Digital Realty Trust, Inc. REIT		151,112
2,014	EPR Properties REIT		142,269
118	Equinix, Inc. REIT		68,877
804	Extra Space Storage, Inc. REIT		84,918
4,096	Gaming and Leisure Properties, Inc. REIT		176,333
4,897	Iron Mountain, Inc. REIT		156,067
605	Public Storage REIT		128,841
3,248	QTS Realty Trust, Inc. Class A, REIT		176,269
7,257	VICI Properties, Inc. REIT		185,416

			1,559,843

	Total Common Stocks (cost $8,132,267)		$8,051,093

Short-Term Investments - 6.5%
	Securities Lending Collateral - 6.5%
26,245	Citibank NA DDCA, 1.54%, 1/2/2020(2)		26,245
127,265	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.52%(2)		127,265
117,282	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.75%(2)		117,282
58,641	JPMorgan Prime Money Market Fund, 1.69%(2)		58,641
156,377	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class, 1.72%(2)		156,377
39,094	State Street Institutional Liquid Reserves Fund, 1.70%(2)		39,094

			524,904

	U.S. Treasury Bill - 0.0%
$ 3,000	1.50%, 03/12/2020(3)(4)		2,991

	Total Short-Term Investments (cost $527,895)		$527,895

	Total Investments (cost $8,660,162)	105.9%	$8,578,988
	Other Assets and Liabilities	(5.9)%	(476,621)

	Total Net Assets	100.0%	$8,102,367

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
(3)	The rate shown represents current yield to maturity.
(4)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of December 31, 2019, the market value of securities pledged was $2,991.

Futures Contracts Outstanding at December 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P Real Estate Sector (E-Mini) Future	1	03/20/2020	$46,925	$1,398

Total futures contracts				$1,398

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Multifactor REIT ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Multifactor REIT ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Diversified REITs	$627,467	$627,467	$—	$—
Health Care REITs	770,585	770,585	—	—
Hotel & Resort REITs	750,930	750,930	—	—
Industrial REITs	760,134	760,134	—	—
Office REITs	653,636	653,636	—	—
Residential REITs	1,026,510	1,026,510	—	—
Retail REITs	1,901,988	1,901,988	—	—
Specialized REITs	1,559,843	1,559,843	—	—
Short-Term Investments	527,895	524,904	2,991	—
Futures Contracts(2)	1,398	1,398	—	—

Total	$8,580,386	$8,577,395	$2,991	$—

(1) For the period ended December 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Small Cap ETF

Schedule of Investments December 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.5%
	Automobiles & Components - 0.2%
1,141	Stoneridge, Inc.*	$33,454

	Banks - 5.3%
611	Bank First Corp.(1)	42,776
336	Berkshire Hills Bancorp, Inc.	11,048
1,226	Brookline Bancorp, Inc.	20,180
1,414	Capitol Federal Financial, Inc.	19,414
588	Carter Bank & Trust*	13,947
490	Central Pacific Financial Corp.	14,494
230	City Holding Co.	18,848
149	Community Trust Bancorp, Inc.	6,949
211	Financial Institutions, Inc.	6,773
8,030	First BanCorp	85,038
503	First Busey Corp.	13,833
205	First Defiance Financial Corp.	6,455
874	First Interstate BancSystem, Inc. Class A	36,638
875	Hanmi Financial Corp.	17,496
489	Heartland Financial USA, Inc.	24,323
885	Heritage Commerce Corp.	11,355
662	Heritage Financial Corp.	18,735
466	HomeStreet, Inc.*	15,844
1,225	Independent Bank Corp.	27,746
376	Lakeland Financial Corp.	18,398
694	Live Oak Bancshares, Inc.	13,193
745	Meridian Bancorp, Inc.	14,967
368	NBT Bancorp, Inc.	14,926
849	Nicolet Bankshares, Inc.*	62,699
2,299	Northwest Bancshares, Inc.	38,232
1,600	OFG Bancorp	37,776
2,742	Old National Bancorp	50,151
128	Park National Corp.	13,105
845	PennyMac Financial Services, Inc.	28,764
178	Peoples Bancorp, Inc.	6,169
336	Preferred Bank	20,190
862	Provident Financial Services, Inc.	21,248
176	QCR Holdings, Inc.	7,719
461	S&T Bancorp, Inc.	18,574
183	Stock Yards Bancorp, Inc.	7,514
326	TriCo Bancshares	13,304
2,328	TrustCo Bank Corp.	20,184
1,331	Trustmark Corp.	45,933
431	Univest Financial Corp.	11,542
794	Walker & Dunlop, Inc.	51,356
153	Washington Trust Bancorp, Inc.	8,230
2,131	Waterstone Financial, Inc.	40,553

		976,619

	Capital Goods - 5.9%
1,255	Advanced Drainage Systems, Inc.	48,744
228	Alamo Group, Inc.	28,625
771	Applied Industrial Technologies, Inc.	51,418
577	Argan, Inc.	23,161
602	Blue Bird Corp.*	13,798
6,147	BMC Stock Holdings, Inc.*	176,357
4,080	Builders FirstSource, Inc.*	103,673
770	Comfort Systems USA, Inc.	38,384
986	Continental Building Products, Inc.*	35,920
454	Douglas Dynamics, Inc.	24,970
278	Encore Wire Corp.	15,957
978	Federal Signal Corp.	31,541
4,536	Great Lakes Dredge & Dock Corp.*	51,393
1,174	Hillenbrand, Inc.	39,106
250	Kadant, Inc.	26,335
218	Kaman Corp.	14,371

Hartford Multifactor Small Cap ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

307	Lawson Products, Inc.*	$15,995
4,616	Meritor, Inc.*	120,893
1,265	Miller Industries, Inc.	46,969
592	MSC Industrial Direct Co., Inc. Class A	46,454
266	MYR Group, Inc.*	8,669
146	National Presto Industries, Inc.	12,905
863	Patrick Industries, Inc.	45,247
540	Systemax, Inc.	13,586
518	Timken Co.	29,169
250	Vectrus, Inc.*	12,815

		1,076,455

	Commercial & Professional Services - 5.8%
2,254	ABM Industries, Inc.	84,998
149	Barrett Business Services, Inc.	13,479
415	BG Staffing, Inc.	9,084
1,864	Brady Corp. Class A	106,733
769	CBIZ, Inc.*	20,732
157	CRA International, Inc.	8,552
1,647	Deluxe Corp.	82,218
3,636	Ennis, Inc.	78,719
167	Forrester Research, Inc.	6,964
1,447	Herman Miller, Inc.	60,268
653	HNI Corp.	24,461
390	ICF International, Inc.	35,732
614	Kelly Services, Inc. Class A	13,864
685	Kforce, Inc.	27,195
3,489	Kimball International, Inc. Class B	72,118
1,174	Knoll, Inc.	29,655
410	McGrath Rent Corp.	31,381
777	Resources Connection, Inc.	12,689
357	SP Plus Corp.*	15,148
10,546	Steelcase, Inc. Class A	215,771
990	TrueBlue, Inc.*	23,819
350	UniFirst Corp.	70,693
326	Viad Corp.	22,005

		1,066,278

	Consumer Durables & Apparel - 2.3%
9,210	Ethan Allen Interiors, Inc.	175,542
—	Ez Tec Empreendimentos e Participacoes S.A.	2
75	Hooker Furniture Corp.	1,927
148	Johnson Outdoors, Inc. Class A	11,352
647	MDC Holdings, Inc.	24,689
763	Movado Group, Inc.	16,588
148	Oxford Industries, Inc.	11,162
65	Rocky Brands, Inc.	1,913
2,901	Steven Madden Ltd.	124,772
829	Sturm Ruger & Co., Inc.	38,988
213	Tupperware Brands Corp.	1,827
937	Vera Bradley, Inc.*	11,057

		419,819

	Consumer Services - 1.5%
4,161	Brinker International, Inc.	174,762
88	Graham Holdings Co. Class B	56,231
1,375	K12, Inc.*	27,982
936	Ruth’s Hospitality Group, Inc.	20,372

		279,347

	Diversified Financials - 4.4%
4,819	Apollo Commercial Real Estate Finance, Inc. REIT	88,139
4,647	Arbor Realty Trust, Inc. REIT	66,684
2,014	Ares Commercial Real Estate Corp. REIT	31,902
1,436	ARMOUR Residential, Inc. REIT	25,661
3,504	Capstead Mortgage Corp. REIT	27,752
462	Cherry Hill Mortgage Investment Corp. REIT	6,740

Hartford Multifactor Small Cap ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

451	Cohen & Steers, Inc.	$28,305
638	Dynex Capital, Inc. REIT	10,808
810	Exantas Capital Corp. REIT	9,566
1,975	FGL Holdings	21,034
1,132	Houlihan Lokey, Inc.	55,321
4,091	Invesco Mortgage Capital, Inc. REIT	68,115
4,053	Ladder Capital Corp. REIT	73,116
9,568	New York Mortgage Trust, Inc. REIT	59,609
284	Oppenheimer Holdings, Inc. Class A	7,804
2,813	PennyMac Mortgage Investment Trust REIT	62,702
3,984	Redwood Trust, Inc. REIT	65,895
210	Regional Management Corp.*	6,306
529	Virtu Financial, Inc. Class A	8,459
3,762	Waddell & Reed Financial, Inc. Class A	62,901
1,445	Western Asset Mortgage Capital Corp. REIT	14,927

		801,746

	Energy - 2.6%
803	BP Prudhoe Bay Royalty Trust	5,525
943	CNX Resources Corp.*	8,345
3,063	CVR Energy, Inc.	123,837
9,400	DHT Holdings, Inc.	77,832
6,995	Gulfport Energy Corp.*	21,265
4,652	Par Pacific Holdings, Inc.*	108,112
104	REX American Resources Corp.*	8,524
8,951	RPC, Inc.	46,903
365	SEACOR Holdings, Inc.*	15,750
1,285	World Fuel Services Corp.	55,795

		471,888

	Food & Staples Retailing - 2.0%
1,451	Ingles Markets, Inc. Class A	68,937
9,057	Sprouts Farmers Market, Inc.*	175,253
2,957	Weis Markets, Inc.	119,729

		363,919

	Food, Beverage & Tobacco - 2.3%
2,923	Cal-Maine Foods, Inc.	124,958
162	Coca-Cola Consolidated, Inc.	46,016
291	J&J Snack Foods Corp.	53,623
227	John B Sanfilippo & Son, Inc.	20,721
1	Mehadrin Ltd.*	27
3,781	Pilgrim’s Pride Corp.*	123,695
765	Universal Corp.	43,651

		412,691

	Health Care Equipment & Services - 11.5%
781	Addus HomeCare Corp.*	75,929
890	AMN Healthcare Services, Inc.*	55,456
38	Atrion Corp.	28,557
209	BioTelemetry, Inc.*	9,677
750	Computer Programs & Systems, Inc.	19,800
797	CONMED Corp.	89,129
1,878	Corvel Corp.*	164,062
1,184	Ensign Group, Inc.	53,718
819	HealthStream, Inc.*	22,277
1,671	HMS Holdings Corp.*	49,462
2,428	Inovalon Holdings, Inc. Class A*	45,695
566	Integer Holdings Corp.*	45,523
1,162	Joint Corp.*	18,755
859	Lantheus Holdings, Inc.*	17,618
334	LeMaitre Vascular, Inc.	12,007
1,485	Magellan Health, Inc.*	116,201
4,902	MEDNAX, Inc.*	136,227
10,796	Meridian Bioscience, Inc.	105,477
1,329	National HealthCare Corp.	114,865
129	National Research Corp.	8,506

Hartford Multifactor Small Cap ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

2,761	NextGen Healthcare, Inc.*	$44,369
1,167	Omnicell, Inc.*	95,367
630	Orthofix Medical, Inc.*	29,093
10,045	Patterson Cos., Inc.	205,722
596	Pennant Group,Inc.*	19,710
3,802	Premier, Inc. Class A*	144,020
121	Providence Service Corp.*	7,161
1,149	R1 RCM, Inc.*	14,914
5,677	RadNet, Inc.*	115,243
4,375	Select Medical Holdings Corp.*	102,113
256	Simulations Plus, Inc.	7,442
4,285	Tivity Health, Inc.*	87,178
212	U.S. Physical Therapy, Inc.	24,242
59	Utah Medical Products, Inc.	6,366
899	Vocera Communications, Inc.*	18,663

		2,110,544

	Household & Personal Products - 1.3%
17,500	Avon Products, Inc.	98,700
1,057	Central Garden & Pet Co. Class A*	31,033
898	Nu Skin Enterprises, Inc. Class A	36,800
934	USANA Health Sciences, Inc.*	73,366

		239,899

	Insurance - 5.1%
2,262	American Equity Investment Life Holding Co.	67,702
1,370	American National Insurance Co.	161,222
494	AMERISAFE, Inc.	32,619
1,560	Argo Group International Holdings Ltd.	102,570
1,773	Employers Holdings, Inc.	74,023
127	Enstar Group Ltd.*	26,271
94	FBL Financial Group, Inc. Class A	5,539
4,796	Genworth Financial, Inc. Class A*	21,102
306	HCI Group, Inc.	13,969
615	Horace Mann Educators Corp.	26,851
1,606	James River Group Holdings Ltd.	66,183
2,842	Mercury General Corp.	138,491
1,021	National General Holdings Corp.	22,564
39	National Western Life Group, Inc. Class A	11,344
328	ProAssurance Corp.	11,854
1,035	Safety Insurance Group, Inc.	95,769
461	Stewart Information Services Corp.	18,804
370	United Fire Group, Inc.	16,180
1,060	Universal Insurance Holdings, Inc.	29,669

		942,726

	Materials - 4.9%
5,227	Advanced Emissions Solutions, Inc.	54,883
83	Chase Corp.	9,834
1,096	Commercial Metals Co.	24,408
1,571	Domtar Corp.	60,075
725	Greif, Inc. Class A	32,045
134	Hawkins, Inc.	6,139
537	Innophos Holdings, Inc.	17,173
309	Innospec, Inc.	31,963
450	Kaiser Aluminum Corp.	49,900
5,729	Louisiana-Pacific Corp.	169,979
1,046	Mercer International, Inc.	12,866
618	Mesabi Trust	14,548
5,275	Schnitzer Steel Industries, Inc. Class A	114,362
762	Schweitzer-Mauduit International, Inc.	31,996
1,924	Silgan Holdings, Inc.	59,798
313	Stepan Co.	32,064
499	Tredegar Corp.	11,153
1,578	Trinseo S.A.	58,717
851	UFP Technologies, Inc.*	42,218

Hartford Multifactor Small Cap ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

1,315	Worthington Industries, Inc.	$55,467

		889,588

	Media & Entertainment - 1.6%
2,991	AMC Networks, Inc. Class A*	118,144
2,222	Gannett Co., Inc.	14,176
799	John Wiley & Sons, Inc. Class A	38,767
692	Marcus Corp.	21,985
514	Meredith Corp.	16,690
3,704	MSG Networks, Inc. Class A*	64,450
537	Scholastic Corp.	20,648

		294,860

	Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
603	Anika Therapeutics, Inc.*	31,266
3,085	Arena Pharmaceuticals, Inc.*	140,121
170	BioSpecifics Technologies Corp.*	9,680
5,946	Corcept Therapeutics, Inc.*	71,947
940	Eagle Pharmaceuticals, Inc.*	56,475
819	Emergent BioSolutions, Inc.*	44,185
9,475	Harrow Health, Inc.	73,715
5,168	Innoviva, Inc.*	73,179
5,148	Phibro Animal Health Corp. Class A	127,825
687	Prestige Consumer Healthcare, Inc.*	27,823
1,689	Supernus Pharmaceuticals, Inc.*	40,063
2,397	Vanda Pharmaceuticals, Inc.*	39,335
713	Veracyte, Inc.*	19,907

		755,521

	Real Estate - 6.9%
743	Agree Realty Corp. REIT	52,136
819	Armada Hoffler Properties, Inc. REIT	15,029
1,027	Chatham Lodging Trust REIT	18,835
1,187	City Office, Inc. REIT	16,048
1,986	CorEnergy Infrastructure Trust, Inc. REIT	88,794
10,948	DiamondRock Hospitality Co. REIT	121,304
468	Getty Realty Corp. REIT	15,383
2,477	Independence Realty Trust, Inc. REIT	34,876
3,513	iStar, Inc. REIT	50,974
4,369	Jernigan Capital, Inc. REIT	83,623
2,455	Kennedy-Wilson Holdings, Inc.	54,746
6,756	Lexington Realty Trust REIT	71,749
781	LTC Properties, Inc. REIT	34,965
7,127	Mack-Cali Realty Corp. REIT	164,848
588	Marcus & Millichap, Inc. REIT*	21,903
348	NexPoint Residential Trust, Inc. REIT	15,660
3,660	Piedmont Office Realty Trust, Inc. Class A, REIT	81,398
1,197	Preferred Apartment Communities, Inc. Class A, REIT	15,944
3,439	Retail Opportunity Investments Corp. REIT	60,733
7,701	Retail Properties of America, Inc. Class A, REIT	103,193
2,619	RPT Realty REIT	39,390
372	Urstadt Biddle Properties, Inc. Class A, REIT	9,240
11,326	Washington Prime Group, Inc. REIT	41,227
2,232	Xenia Hotels & Resorts, Inc. REIT	48,234

		1,260,232

	Retailing - 10.0%
7,446	1-800-Flowers.com, Inc. Class A*	107,967
8,053	Abercrombie & Fitch Co., Class A	139,236
802	America’s Car-Mart, Inc.*	87,947
892	Asbury Automotive Group, Inc.*	99,717
1,851	Bed Bath & Beyond, Inc.	32,022
2,881	Big Lots, Inc.	82,742
2,114	Buckle, Inc.(1)	57,163
1,128	Cato Corp. Class A	19,627
19,410	Chico’s FAS, Inc.	73,952
363	Citi Trends, Inc.	8,393

Hartford Multifactor Small Cap ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

4,765	Dick’s Sporting Goods, Inc.	$235,820
870	Dillard’s, Inc. Class A(1)	63,928
8,007	Express, Inc.*	38,994
332	Haverty Furniture Cos., Inc.	6,693
4,703	Hibbett Sports, Inc.*	131,872
233	Lithia Motors, Inc. Class A	34,251
418	MarineMax, Inc.*	6,976
1,771	Murphy USA, Inc.*	207,207
1,520	PetMed Express, Inc.(1)	35,750
5,753	Rent-A-Center, Inc.	165,917
8,529	Sally Beauty Holdings, Inc.*	155,654
995	Sportsman’s Warehouse Holdings, Inc.*	7,990
692	Tilly’s, Inc. Class A	8,477
584	Urban Outfitters, Inc.*	16,218

		1,824,513

	Semiconductors & Semiconductor Equipment - 5.4%
1,659	Advanced Energy Industries, Inc.*	118,121
3,688	Amkor Technology, Inc.*	47,944
1,233	Axcelis Technologies, Inc.*	29,709
2,948	Cirrus Logic, Inc.*	242,945
1,737	Diodes, Inc.*	97,915
2,251	FormFactor, Inc.*	58,458
2,340	Kulicke & Soffa Industries, Inc.	63,648
2,359	Onto Innovation, Inc.*	86,198
3,246	Photronics, Inc.*	51,157
2,039	SolarEdge Technologies, Inc.*	193,888

		989,983

	Software & Services - 3.8%
460	American Software, Inc. Class A	6,845
1,387	Cardtronics plc Class A*	61,929
2,107	CSG Systems International, Inc.	109,100
2,103	EVERTEC, Inc.	71,586
560	ExlService Holdings, Inc.*	38,898
570	Hackett Group, Inc.	9,200
653	ManTech International Corp. Class A	52,162
324	MicroStrategy, Inc. Class A*	46,212
797	Perficient, Inc.*	36,718
1,596	Progress Software Corp.	66,314
4,779	Sykes Enterprises, Inc.*	176,775
698	TTEC Holdings, Inc.	27,655

		703,394

	Technology Hardware & Equipment - 6.2%
121	Anixter International, Inc.*	11,144
1,610	AVX Corp.	32,957
1,561	EchoStar Corp. Class A*	67,607
263	ePlus, Inc.*	22,168
1,502	Fabrinet*	97,390
3,324	Insight Enterprises, Inc.*	233,644
2,651	Kimball Electronics, Inc.*	46,525
823	Methode Electronics, Inc.	32,385
392	MTS Systems Corp.	18,828
722	Novanta, Inc.*	63,854
419	OSI Systems, Inc.*	42,210
1,105	PC Connection, Inc.	54,874
2,827	Plexus Corp.*	217,509
1,627	Sanmina Corp.*	55,709
526	ScanSource, Inc.*	19,436
3,829	TTM Technologies, Inc.*	57,626
1,993	Vishay Precision Group, Inc.*	67,762

		1,141,628

	Telecommunication Services - 1.1%
4,416	IDT Corp. Class B*	31,839
153	Spok Holdings, Inc.	1,871

Hartford Multifactor Small Cap ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

4,347	United States Cellular Corp.*		$157,492

			191,202

	Transportation - 3.3%
1,963	Air Transport Services Group, Inc.*		46,052
614	Allegiant Travel Co.		106,861
1,339	Hub Group, Inc. Class A*		68,677
841	Matson, Inc.		34,313
873	Saia, Inc.*		81,294
3,468	Spirit Airlines, Inc.*		139,795
3,654	Werner Enterprises, Inc.		132,969

			609,961

	Utilities - 2.0%
752	American States Water Co.		65,153
15,028	Atlantic Power Corp.*		35,015
284	California Water Service Group		14,643
228	Chesapeake Utilities Corp.		21,849
967	El Paso Electric Co.		65,650
299	MGE Energy, Inc.		23,567
505	Northwest Natural Holding Co.		37,234
281	Otter Tail Corp.		14,412
3,896	Spark Energy, Inc. Class A		35,960
958	Unitil Corp.		59,224

			372,707

	Total Common Stocks (cost $17,091,215)		$18,228,974

Short-Term Investments - 1.1%
	Securities Lending Collateral - 1.1%
9,797	Citibank NA DDCA, 1.54%, 1/2/2020(2)		9,797
47,508	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.52%(2)		47,508
43,782	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.75%(2)		43,782
21,891	JPMorgan Prime Money Market Fund, 1.69%(2)		21,891
58,376	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class, 1.72%(2)		58,376
14,594	State Street Institutional Liquid Reserves Fund, 1.70%(2)		14,594

			195,948

	U.S. Treasury Bill - 0.0%
	U.S. Treasury Bill
$ 9,000	1.50%, 03/12/2020(3)(4)		8,973

	Total Short-Term Investments (cost $204,921)		$204,921

	Total Investments (cost $17,296,136)	100.6%	$18,433,895
	Other Assets and Liabilities	(0.6)%	(100,909)

	Total Net Assets	100.0%	$18,332,986

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

Hartford Multifactor Small Cap ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

(3)	The rate shown represents current yield to maturity.
(4)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of December 31, 2019, the market value of securities pledged was $8,973.

Futures Contracts Outstanding at December 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	03/20/2020	$83,530	$453

Total futures contracts				$453

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Multifactor Small Cap ETF

Schedule of Investments December 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$33,454	$33,454	$—	$—
Banks	976,619	976,619	—	—
Capital Goods	1,076,455	1,076,455	—	—
Commercial & Professional Services	1,066,278	1,066,278	—	—
Consumer Durables & Apparel	419,819	419,819	—	—
Consumer Services	279,347	279,347	—	—
Diversified Financials	801,746	801,746	—	—
Energy	471,888	471,888	—	—
Food & Staples Retailing	363,919	363,919	—	—
Food, Beverage & Tobacco	412,691	412,691	—	—
Health Care Equipment & Services	2,110,544	2,110,544	—	—
Household & Personal Products	239,899	239,899	—	—
Insurance	942,726	942,726	—	—
Materials	889,588	889,588	—	—
Media & Entertainment	294,860	294,860	—	—
Pharmaceuticals, Biotechnology & Life Sciences	755,521	755,521	—	—
Real Estate	1,260,232	1,260,232	—	—
Retailing	1,824,513	1,824,513	—	—
Semiconductors & Semiconductor Equipment	989,983	989,983	—	—
Software & Services	703,394	703,394	—	—
Technology Hardware & Equipment	1,141,628	1,141,628	—	—
Telecommunication Services	191,202	191,202	—	—
Transportation	609,961	609,961	—	—
Utilities	372,707	372,707	—	—
Short-Term Investments	204,921	195,948	8,973	—
Futures Contracts(2)	453	453	—	—

Total	$18,434,348	$18,425,375	$8,973	$—

(1) For the period ended December 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor US Equity ETF

Schedule of Investments December 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Automobiles & Components - 0.2%
9,560	General Motors Co.	$349,896
8,986	Gentex Corp.	260,414

		610,310

	Banks - 2.1%
24,402	Bank of America Corp.	859,438
1,619	Bank of Hawaii Corp.	154,064
13,497	Citigroup, Inc.	1,078,275
20,827	JP Morgan Chase & Co.	2,903,284
1,081	PNC Financial Services Group, Inc.	172,560
7,884	Popular, Inc.	463,185
32,052	Wells Fargo & Co.	1,724,398

		7,355,204

	Capital Goods - 5.3%
15,202	AGCO Corp.	1,174,355
4,779	Allegion plc	595,177
580	Crane Co.	50,100
13,366	Cummins, Inc.	2,391,979
5,852	Eaton Corp. plc	554,301
9,193	EMCOR Group, Inc.	793,356
7,231	Emerson Electric Co.	551,436
2,172	Generac Holdings, Inc.*	218,481
16,048	Graco, Inc.	834,496
12,425	Honeywell International, Inc.	2,199,225
2,714	Huntington Ingalls Industries, Inc.	680,888
3,220	Illinois Tool Works, Inc.	578,409
7,490	Ingersoll-Rand plc	995,571
4,965	Lennox International, Inc.	1,211,311
1,550	Lincoln Electric Holdings, Inc.	149,932
487	Lockheed Martin Corp.	189,628
7,517	Masco Corp.	360,741
823	Northrop Grumman Corp.	283,087
19,065	PACCAR, Inc.	1,508,041
1,591	Raytheon Co.	349,606
3,799	Snap-on, Inc.	643,551
6,268	Toro Co.	499,372
2,435	Wabco Holdings, Inc.*	329,943
5,098	Watsco, Inc.	918,405

		18,061,391

	Commercial & Professional Services - 1.3%
525	Cintas Corp.	141,267
20,958	KAR Auction Services, Inc.	456,675
5,259	ManpowerGroup, Inc.	510,649
16,575	Republic Services, Inc.	1,485,617
523	Verisk Analytics, Inc.	78,105
14,585	Waste Management, Inc.	1,662,106

		4,334,419

	Consumer Durables & Apparel - 1.6%
1,505	Carter’s, Inc.	164,556
1,251	D.R. Horton, Inc.	65,990
9,130	Deckers Outdoor Corp.*	1,541,692
6,412	Garmin Ltd.	625,555
296	NVR, Inc.*	1,127,289
27,210	PulteGroup, Inc.	1,055,748
4,499	Ralph Lauren Corp.	527,373
11,672	Toll Brothers, Inc.	461,161

		5,569,364

	Consumer Services - 2.1%
4,066	Cracker Barrel Old Country Store, Inc.(1)	625,107
5,384	Darden Restaurants, Inc.	586,910

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

90,845	H&R Block, Inc.	$2,133,041
12,032	McDonald’s Corp.	2,377,643
1,774	Starbucks Corp.	155,970
15,911	Wendy’s Co.	353,383
10,760	Yum! Brands, Inc.	1,083,855

		7,315,909

	Diversified Financials - 3.1%
39,389	AGNC Investment Corp. REIT	696,398
5,869	American Express Co.	730,632
10,548	Berkshire Hathaway, Inc. Class B*	2,389,122
41,612	Blackstone Mortgage Trust, Inc. Class A REIT	1,548,799
1,136	Capital One Financial Corp.	116,906
44,587	Chimera Investment Corp. REIT	916,709
22,177	Federated Investors, Inc. Class B	722,748
22,781	Franklin Resources, Inc.	591,850
3,830	Intercontinental Exchange, Inc.	354,466
96,558	MFA Financial, Inc. REIT	738,669
21,779	Santander Consumer USA Holdings, Inc.	508,975
41,335	Starwood Property Trust, Inc. REIT	1,027,588
4,436	Synchrony Financial	159,740

		10,502,602

	Energy - 2.4%
43,491	Cabot Oil & Gas Corp.	757,178
24,973	Chevron Corp.	3,009,496
21,199	ConocoPhillips	1,378,571
34,413	Exxon Mobil Corp.	2,401,339
1,667	Occidental Petroleum Corp.	68,697
4,248	Phillips 66	473,270

		8,088,551

	Food & Staples Retailing - 3.0%
4,906	Casey’s General Stores, Inc.	780,005
6,027	Costco Wholesale Corp.	1,771,456
9,085	Kroger Co.	263,374
6,779	Performance Food Group Co.*	348,983
23,413	Sysco Corp.	2,002,748
35,275	US Foods Holding Corp.*	1,477,669
14,478	Walgreens Boots Alliance, Inc.	853,623
23,914	Walmart, Inc.	2,841,940

		10,339,798

	Food, Beverage & Tobacco - 3.5%
1,305	Altria Group, Inc.	65,132
15,254	Archer-Daniels-Midland Co.	707,023
35,362	Coca-Cola Co.	1,957,287
49,157	Flowers Foods, Inc.	1,068,673
12,151	Hershey Co.	1,785,954
7,079	Hormel Foods Corp.	319,334
5,305	Ingredion, Inc.	493,100
1,466	JM Smucker Co.	152,655
1,321	McCormick & Co., Inc.	224,213
24,260	PepsiCo., Inc.	3,315,614
12,144	Philip Morris International, Inc.	1,033,333
9,789	Tyson Foods, Inc. Class A	891,190

		12,013,508

	Health Care Equipment & Services - 9.3%
29,467	Abbott Laboratories	2,559,504
362	Anthem, Inc.	109,335
7,940	Baxter International, Inc.	663,943
29,923	Boston Scientific Corp.*	1,353,118
22,855	Centene Corp.*	1,436,894
22,907	Cerner Corp.	1,681,145
2,446	Chemed Corp.	1,074,430
1,225	Cooper Cos., Inc.	393,580
7,699	Danaher Corp.	1,181,642

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

7,578	Globus Medical, Inc. Class A*	$446,193
1,204	HCA Healthcare, Inc.	177,963
39,852	Henry Schein, Inc.*	2,658,925
1,153	Hill-Rom Holdings, Inc.	130,900
3,474	Hologic, Inc.*	181,378
783	ICU Medical, Inc.*	146,515
128	IDEXX Laboratories, Inc.*	33,425
14,843	Laboratory Corp. of America Holdings*	2,510,990
21,301	Medtronic plc	2,416,598
4,432	Molina Healthcare, Inc.*	601,378
18,326	Quest Diagnostics, Inc.	1,957,034
7,805	ResMed, Inc.	1,209,541
9,422	STERIS plc	1,436,101
5,148	Stryker Corp.	1,080,771
12,092	UnitedHealth Group, Inc.	3,554,806
8,880	Varian Medical Systems, Inc.*	1,261,049
4,429	WellCare Health Plans, Inc.*	1,462,500

		31,719,658

	Household & Personal Products - 1.9%
6,766	Church & Dwight Co., Inc.	475,920
1,523	Clorox Co.	233,841
8,539	Colgate-Palmolive Co.	587,825
6,340	Estee Lauder Cos., Inc. Class A	1,309,464
10,532	Kimberly-Clark Corp.	1,448,677
19,226	Procter & Gamble Co.	2,401,327

		6,457,054

	Insurance - 10.0%
46,605	Aflac, Inc.	2,465,405
572	Alleghany Corp.*	457,354
13,780	Allstate Corp.	1,549,561
18,767	American Financial Group, Inc.	2,057,802
4,003	American International Group, Inc.	205,474
16,132	Arch Capital Group Ltd.*	691,901
12,971	Arthur J Gallagher & Co.	1,235,228
16,015	Axis Capital Holdings Ltd.	951,932
6,463	Chubb Ltd.	1,006,031
11,541	Cincinnati Financial Corp.	1,213,536
47,188	CNA Financial Corp.	2,114,494
4,631	Everest Re Group Ltd.	1,282,046
5,716	Fidelity National Financial, Inc.	259,221
6,046	First American Financial Corp.	352,603
1,135	Globe Life, Inc.	119,459
7,347	Hanover Insurance Group, Inc.	1,004,114
18,251	Loews Corp.	957,995
228	Markel Corp.*	260,643
362	Marsh & McLennan Cos., Inc.	40,330
48,894	MetLife, Inc.	2,492,127
99,148	Old Republic International Corp.	2,217,941
20,939	Principal Financial Group, Inc.	1,151,645
13,890	Progressive Corp.	1,005,497
13,819	Prudential Financial, Inc.	1,295,393
10,658	Reinsurance Group of America, Inc.	1,737,893
7,109	RenaissanceRe Holdings Ltd.	1,393,506
7,750	Selective Insurance Group, Inc.	505,223
12,090	Travelers Cos., Inc.	1,655,726
814	White Mountains Insurance Group Ltd.	908,025
1,815	Willis Towers Watson plc	366,521
21,384	WR Berkley Corp.	1,477,634

		34,432,260

	Materials - 3.2%
4,244	Air Products & Chemicals, Inc.	997,297
6,944	AptarGroup, Inc.	802,865
1,308	Celanese Corp.	161,041
3,708	Ecolab, Inc.	715,607

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

6,092	International Paper Co.	$280,537
3,730	Linde plc	794,117
7,600	LyondellBasell Industries N.V. Class A	718,048
2,296	NewMarket Corp.	1,117,050
6,996	Packaging Corp. of America	783,482
7,542	PPG Industries, Inc.	1,006,782
12,689	Reliance Steel & Aluminum Co.	1,519,635
32,368	Sonoco Products Co.	1,997,753

		10,894,214

	Media & Entertainment - 4.2%
1,392	Alphabet, Inc. Class A*	1,864,431
789	Cable One, Inc.	1,174,403
2,167	Cinemark Holdings, Inc.	73,353
38,554	Comcast Corp. Class A	1,733,773
4,362	DISH Network Corp. Class A*	154,720
7,594	Facebook, Inc. Class A*	1,558,669
48,432	Interpublic Group of Cos., Inc.	1,118,779
6,656	Live Nation Entertainment, Inc.*	475,704
19,013	Match Group, Inc.*(1)	1,561,157
25,788	Omnicom Group, Inc.	2,089,344
13,979	ViacomCBS, Inc. Class B	586,699
14,187	Walt Disney Co.	2,051,866

		14,442,898

	Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
8,950	AbbVie, Inc.	792,433
1,170	Agilent Technologies, Inc.	99,813
6,725	Amgen, Inc.	1,621,196
1,884	Bio-Rad Laboratories, Inc. Class A*	697,136
20,105	Bristol-Myers Squibb Co.	1,290,540
1,817	Charles River Laboratories International, Inc.*	277,565
11,145	Eli Lilly & Co.	1,464,787
17,725	Gilead Sciences, Inc.	1,151,770
247	IQVIA Holdings, Inc.*	38,164
6,957	Jazz Pharmaceuticals plc*	1,038,541
28,255	Johnson & Johnson	4,121,557
44,646	Merck & Co., Inc.	4,060,554
1,007	Mettler-Toledo International, Inc.*	798,833
109,724	Pfizer, Inc.	4,298,986
1,668	Waters Corp.*	389,728
11,216	Zoetis, Inc.	1,484,438

		23,626,041

	Real Estate - 5.3%
1,563	Alexandria Real Estate Equities, Inc. REIT	252,550
574	American Tower Corp. REIT	131,917
23,147	Apartment Investment & Management Co. Class A, REIT	1,195,543
48,706	Apple Hospitality, Inc. REIT	791,472
437	AvalonBay Communities, Inc. REIT	91,639
7,061	Brixmor Property Group, Inc. REIT	152,588
1,660	Camden Property Trust REIT	176,126
3,945	CBRE Group, Inc. Class A*	241,789
3,128	Crown Castle International Corp. REIT	444,645
2,286	CubeSmart REIT	71,963
2,797	Douglas Emmett, Inc. REIT	122,788
9,431	EPR Properties REIT	666,206
72,302	Equity Commonwealth REIT	2,373,675
7,410	Equity LifeStyle Properties, Inc. REIT	521,590
992	Essex Property Trust, Inc. REIT	298,453
862	Extra Space Storage, Inc. REIT	91,044
21,126	Gaming and Leisure Properties, Inc. REIT	909,474
24,791	Healthpeak Properties, Inc. REIT	854,546
25,003	Host Hotels & Resorts, Inc. REIT	463,806
5,858	Iron Mountain, Inc. REIT	186,694
15,419	Kimco Realty Corp. REIT	319,327
9,436	Lamar Advertising Co., Class A, REIT	842,257

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

2,536	Liberty Property Trust REIT	$152,287
66,793	Medical Properties Trust, Inc. REIT	1,410,000
2,436	Mid-America Apartment Communities, Inc. REIT	321,211
6,882	National Health Investors, Inc. REIT	560,745
5,138	National Retail Properties, Inc. REIT	275,500
3,573	PS Business Parks, Inc. REIT	589,080
3,406	Public Storage REIT	725,342
941	Realty Income Corp. REIT	69,286
16,932	Service Properties Trust REIT	411,956
2,457	STORE Capital Corp. REIT	91,499
3,811	Sun Communities, Inc. REIT	572,031
1,297	Ventas, Inc. REIT	74,889
59,141	VEREIT, Inc. REIT	546,463
14,097	Weingarten Realty Investors REIT	440,390
1,132	Welltower, Inc. REIT	92,575
8,319	WP Carey, Inc. REIT	665,853

		18,199,199

	Retailing - 4.4%
9,444	Aaron’s, Inc.	539,347
1,032	AutoZone, Inc.*	1,229,432
8,312	Best Buy Co., Inc.	729,794
86	Booking Holdings, Inc.*	176,621
1,857	Burlington Stores, Inc.*	423,452
4,563	Dollar General Corp.	711,737
8,013	eBay, Inc.	289,349
12,976	Gap, Inc.	229,416
12,779	Genuine Parts Co.	1,357,513
9,351	Home Depot, Inc.	2,042,071
32,508	Macy’s, Inc.	552,636
20,357	Nordstrom, Inc.	833,212
1,186	O’Reilly Automotive, Inc.*	519,776
368	Pool Corp.	78,156
3,088	Ross Stores, Inc.	359,505
17,912	Target Corp.	2,296,497
22,166	TJX Cos., Inc.	1,353,456
20,280	Williams-Sonoma, Inc.	1,489,363

		15,211,333

	Semiconductors & Semiconductor Equipment - 2.8%
7,222	Broadcom, Inc.	2,282,297
67,688	Intel Corp.	4,051,127
6,256	Mellanox Technologies Ltd.*	733,078
18,704	Texas Instruments, Inc.	2,399,536

		9,466,038

	Software & Services - 11.5%
14,139	Accenture plc Class A	2,977,249
3,430	ACI Worldwide, Inc.*	129,946
4,621	Adobe, Inc.*	1,524,052
935	Akamai Technologies, Inc.*	80,765
37,342	Amdocs Ltd.	2,695,719
1,945	Black Knight, Inc.*	125,414
11,180	Booz Allen Hamilton Holding Corp.	795,233
8,941	Broadridge Financial Solutions, Inc.	1,104,571
4,291	CACI International, Inc. Class A*	1,072,707
1,583	Cadence Design Systems, Inc.*	109,797
10,002	Citrix Systems, Inc.	1,109,222
612	Cognizant Technology Solutions Corp. Class A	37,956
2,803	Fidelity National Information Services, Inc.	389,869
531	Fiserv, Inc.*	61,400
13,136	Genpact Ltd.	553,945
17,037	International Business Machines Corp.	2,283,640
2,484	Intuit, Inc.	650,634
16,340	j2 Global, Inc.	1,531,221
979	Leidos Holdings, Inc.	95,834
7,702	Mastercard, Inc. Class A	2,299,740

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

24,603	MAXIMUS, Inc.	$1,830,217
19,230	Microsoft Corp.	3,032,571
41,940	Oracle Corp.	2,221,981
12,014	Paychex, Inc.	1,021,911
9,577	PayPal Holdings, Inc.*	1,035,944
2,861	Sabre Corp.	64,201
3,717	salesforce.com, Inc.*	604,533
2,723	Synopsys, Inc.*	379,042
2,409	Verint Systems, Inc.*	133,362
2,856	VeriSign, Inc.*	550,294
10,984	Visa, Inc. Class A	2,063,894
23,157	VMware, Inc. Class A*	3,515,001
128,752	Western Union Co.	3,447,979

		39,529,844

	Technology Hardware & Equipment - 6.3%
8,730	Amphenol Corp. Class A	944,848
7,728	Apple, Inc.	2,269,327
15,225	Arrow Electronics, Inc.*	1,290,166
5,152	Avnet, Inc.	218,651
10,985	CDW Corp.	1,569,097
62,078	Cisco Systems, Inc.	2,977,261
26,732	Corning, Inc.	778,169
13,711	Dolby Laboratories, Inc. Class A	943,317
6,424	F5 Networks, Inc.*	897,112
39,134	Hewlett Packard Enterprise Co.	620,665
109,342	HP, Inc.	2,246,978
3,558	Jabil, Inc.	147,052
101,122	Juniper Networks, Inc.	2,490,635
5,175	Motorola Solutions, Inc.	833,899
6,473	Seagate Technology plc	385,144
12,487	TE Connectivity Ltd.	1,196,754
11,196	Tech Data Corp.*	1,607,746
2,335	Viavi Solutions, Inc.*	35,025

		21,451,846

	Telecommunication Services - 3.3%
90,428	AT&T, Inc.	3,533,926
42,796	Sprint Corp.*	222,967
31,885	T-Mobile US, Inc.*	2,500,422
39,636	Telephone & Data Systems, Inc.	1,007,943
64,692	Verizon Communications, Inc.	3,972,089

		11,237,347

	Transportation - 1.1%
18,063	CH Robinson Worldwide, Inc.	1,412,527
9,431	Delta Air Lines, Inc.	551,525
2,231	Expeditors International of Washington, Inc.	174,063
2,386	Landstar System, Inc.	271,694
4,508	Union Pacific Corp.	815,001
6,673	United Airlines Holdings, Inc.*	587,824

		3,812,634

	Utilities - 4.9%
10,730	AES Corp.	213,527
4,163	ALLETE, Inc.	337,911
8,423	Alliant Energy Corp.	460,907
9,018	Ameren Corp.	692,582
7,291	American Electric Power Co., Inc.	689,072
2,650	Atmos Energy Corp.	296,429
2,567	Avangrid, Inc.	131,328
4,853	Black Hills Corp.	381,155
10,333	CenterPoint Energy, Inc.	281,781
9,903	CMS Energy Corp.	622,305
8,690	Consolidated Edison, Inc.	786,184
5,776	DTE Energy Co.	750,129
4,165	Duke Energy Corp.	379,890

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

7,026	Entergy Corp.		$841,715
6,406	Evergy, Inc.		416,967
2,176	Eversource Energy		185,112
15,896	Exelon Corp.		724,699
19,825	FirstEnergy Corp.		963,495
22,344	Hawaiian Electric Industries, Inc.		1,047,040
2,944	MDU Resources Group, Inc.		87,466
1,194	NextEra Energy, Inc.		289,139
7,921	NorthWestern Corp.		567,698
11,418	OGE Energy Corp.		507,758
9,180	Pinnacle West Capital Corp.		825,557
17,799	Portland General Electric Co.		993,006
9,706	PPL Corp.		348,251
8,182	Public Service Enterprise Group, Inc.		483,147
11,567	Southern Co.		736,818
3,831	Southwest Gas Holdings, Inc.		291,041
3,478	Spire, Inc.		289,752
4,505	UGI Corp.		203,446
4,081	WEC Energy Group, Inc.		376,391
9,570	Xcel Energy, Inc.		607,599

			16,809,297

	Total Common Stocks (cost $312,758,330)		$341,480,719

Short-Term Investments - 0.6%
	Securities Lending Collateral - 0.6%
96,662	Citibank NA DDCA, 1.54%, 1/2/2020(2)		96,662
468,722	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.52%(2)		468,722
431,956	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.75%(2)		431,956
215,978	JPMorgan Prime Money Market Fund, 1.69%(2)		215,978
575,942	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional Class, 1.72%(2)		575,942
143,985	State Street Institutional Liquid Reserves Fund, 1.70%(2)		143,985

			1,933,245

	U.S. Treasury Bill - 0.0%
$ 75,000	1.50%, 03/12/2020(3)(4)		74,781

	Total Short-Term Investments (cost $2,008,022)		$2,008,026

	Total Investments (cost $314,766,352)	100.3%	$343,488,745
	Other Assets and Liabilities	(0.3)%	(1,095,563)

	Total Net Assets	100.0%	$342,393,182

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
(3)	The rate shown represents current yield to maturity.
(4)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of December 31, 2019, the market value of securities pledged was $74,781.

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) December 31, 2019 (Unaudited)

Futures Contracts Outstanding at December 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	5	03/20/2020	$807,775	$7,476

Total futures contracts				$7,476

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Multifactor US Equity ETF

Schedule of Investments December 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$610,310	$610,310	$—	$—
Banks	7,355,204	7,355,204	—	—
Capital Goods	18,061,391	18,061,391	—	—
Commercial & Professional Services	4,334,419	4,334,419	—	—
Consumer Durables & Apparel	5,569,364	5,569,364	—	—
Consumer Services	7,315,909	7,315,909	—	—
Diversified Financials	10,502,602	10,502,602	—	—
Energy	8,088,551	8,088,551	—	—
Food & Staples Retailing	10,339,798	10,339,798	—	—
Food, Beverage & Tobacco	12,013,508	12,013,508	—	—
Health Care Equipment & Services	31,719,658	31,719,658	—	—
Household & Personal Products	6,457,054	6,457,054	—	—
Insurance	34,432,260	34,432,260	—	—
Materials	10,894,214	10,894,214	—	—
Media & Entertainment	14,442,898	14,442,898	—	—
Pharmaceuticals, Biotechnology & Life Sciences	23,626,041	23,626,041	—	—
Real Estate	18,199,199	18,199,199	—	—
Retailing	15,211,333	15,211,333	—	—
Semiconductors & Semiconductor Equipment	9,466,038	9,466,038	—	—
Software & Services	39,529,844	39,529,844	—	—
Technology Hardware & Equipment	21,451,846	21,451,846	—	—
Telecommunication Services	11,237,347	11,237,347	—	—
Transportation	3,812,634	3,812,634	—	—
Utilities	16,809,297	16,809,297	—	—
Short-Term Investments	2,008,026	1,933,245	74,781	—
Futures Contracts(2)	7,476	7,476	—	—

Total	$343,496,221	$343,421,440	$74,781	$—

(1) For the period ended December 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

MULTIFACTOR ETFs

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2019 (Unaudited)

1.  Investment Valuation and Fair Value Measurements:

Lattice Strategies Trust (the “Trust”), which consists of multiple investment series (each a “Fund” and, collectively, “Funds”) values securities and other investments as follows: For each Fund’s shares (“Shares”), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the

Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange. If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the (“Exchange Close”) Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the valuation procedures to the Valuation

Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

2. Securities Lending:

Each Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested in money market funds for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of each Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of December 31, 2019.

Fund	Investment Securities on Loan, at market value(1)	Collateral Posted by Borrower	Net Amount(2)
Multifactor Developed Markets (ex-US) ETF	$ 8,586,750	$ (8,586,750)	$—
Multifactor Emerging Markets ETF	133,740	(133,740)	—
Multifactor Low Volatility US Equity ETF	21,417	(21,417)	—
Multifactor REIT ETF	429,894	(429,894)	—
Multifactor Small Cap ETF	191,171	(191,171)	—
Multifactor US Equity ETF	1,871,208	(1,871,208)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is as presented below:

Fund	Cash Collateral	Non-Cash Collateral
Multifactor Developed Markets (ex-US) ETF	$6,786,504	$2,282,133
Multifactor Emerging Markets ETF	—	141,622
Multifactor Low Volatility US Equity ETF	21,497	—
Multifactor REIT ETF	524,904	—
Multifactor Small Cap ETF	195,948	—
Multifactor US Equity ETF	1,933,245	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2019.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

Multifactor Developed Markets (ex- US) ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$6,786,504	$—	$—	$—	$6,786,504

Total Borrowings	$6,786,504	$—	$—	$—	$6,786,504

Gross amount of recognized liabilities for securities lending transactions					$6,786,504

Multifactor Low Volatility US Equity ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$21,497	$—	$—	$—	$21,497

Total Borrowings	$21,497	$—	$—	$—	$21,497

Gross amount of recognized liabilities for securities lending transactions					$21,497

Multifactor REIT ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$524,904	$—	$—	$—	$524,904

Total Borrowings	$524,904	$—	$—	$—	$524,904

Gross amount of recognized liabilities for securities lending transactions					$524,904

Multifactor Small Cap ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$195,948	$—	$—	$—	$195,948

Total Borrowings	$195,948	$—	$—	$—	$195,948

Gross amount of recognized liabilities for securities lending transactions					$195,948

Multifactor US Equity ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$1,933,245	$—	$—	$—	$1,933,245

Total Borrowings	$1,933,245	$—	$—	$—	$1,933,245

Gross amount of recognized liabilities for securities lending transactions					$1,933,245

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.